UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811‑22774

Name of Fund:	BlackRock Multi-Sector Income Trust (BIT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800) 882‑0052, Option 4
Date of fiscal year end: 10/31/2023
Date of reporting period: 04/30/2023

Item 1 – Report to Stockholders
(a) The Report to Shareholders is attached herewith.

APRIL 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices
BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Trust will provide a Form 1099‑DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
April 30, 2023

	Total Cumulative Distributions for the Fiscal Period						% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share

BIT	$0.429748	$—	$—	$0.312452		$0.742200	58%	—%	—%	42%	100%

(a)
The Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for the Trust, as applicable, are available on the BlackRock website at blackrock.com.
Section 19(b) Disclosure
The Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of the Trust’s Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Trust currently distributes the following fixed amounts per share on a monthly basis:

Exchange Symbol	Amount Per Common Share

BIT	$0.1237
The fixed amounts distributed per share are subject to change at the discretion of the Trust’s Board. Under its Plan, the Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, the Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholders should not draw any conclusions about the Trust’s investment performance from the amount of these distributions or from the terms of the Plan. The Trust’s total return performance is presented in its financial highlights table.
The Board may amend, suspend or terminate the Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BIT’s prospectus for a more complete description of the Trust’s risks.

2	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

The Markets in Review
Dear Shareholder,
Investors faced an uncertain economic landscape during the 12‑month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40‑year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10‑year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six‑ to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of April 30, 2023
	6‑Month	12‑Month

U.S. large cap equities (S&P 500® Index)	8.63%	2.66%

U.S. small cap equities (Russell 2000® Index)	(3.45)	(3.65)

International equities (MSCI Europe, Australasia, Far East Index)	24.19	8.42

Emerging market equities (MSCI Emerging Markets Index)	16.36	(6.51)

3‑month Treasury bills (ICE BofA 3‑Month U.S. Treasury Bill Index)	2.09	2.83

U.S. Treasury securities (ICE BofA 10‑Year U.S. Treasury Index)	7.14	(1.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	6.91	(0.43)

Tax‑exempt municipal bonds (Bloomberg Municipal Bond Index)	7.65	2.87

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.21	1.21
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

The Benefits and Risks of Leveraging	BlackRock Multi-Sector Income Trust (BIT)

The Trust may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume the Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment adviser will be higher than if the Trust did not use leverage.
The Trust may utilize leverage through reverse repurchase agreements and/or dollar rolls as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.
Derivative Financial Instruments
The Trust may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f‑4 under the 1940 Act, among other things, the Trust must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The Trust’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Investment Objective
BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the Trust’s investments in loans, the Trust may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2023 ($14.73)(a)	10.08%
Current Monthly Distribution per Common Share(b)	$0.1237
Current Annualized Distribution per Common Share(b)	$1.4844
Leverage as of April 30, 2023(c)	33%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	04/30/23	10/31/22	Change	High	Low

Closing Market Price	$14.73	$14.43	2.08%	$15.24	$14.08
Net Asset Value	14.72	14.66	0.41	15.36	14.37
Performance
Returns for the period ended April 30, 2023 were as follows:

		Average Annual Total Returns

	6‑month	1 Year	5 Years	10 Years

Trust at NAV(a)(b)	5.58%	0.40%	3.98%	6.39%
Trust at Market Price(a)(b)	7.33	3.02	6.35	6.60

Bloomberg U.S. Aggregate Bond Index(c)	6.91	(0.43)	1.18	1.32

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
The largest positive contributor to the Trust’s performance was exposure to investment grade corporate bonds. The Trust’s exposure to government agency securities proved additive as well, while the allocation to commercial mortgage-backed securities (“CMBS”) contributed to a lesser extent.
On the downside, exposure to non‑agency adjustable-rate mortgage-backed securities detracted from performance, along with allocations to municipal bonds and non‑dollar denominated securities.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
During the reporting period, the Trust held derivatives including U.S. futures and interest rate swaps, primarily as hedging vehicles. The Trust’s use of derivatives marginally detracted performance.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of April 30, 2023 (continued)	BlackRock Multi-Sector Income Trust (BIT)

Describe recent portfolio activity.
Over the period, the Trust reduced risk in assets such as emerging market bonds in anticipation of a potential economic slowdown. The higher quality bias was reflected in other changes as well including increased exposure to investment grade corporate bonds, as well as to agency mortgage-backed securities (“MBS”) which appear attractively valued relative to most other segments of the bond market and have benefited from reduced interest rate volatility. The allocation to high yield corporate bonds was marginally increased, and the Trust tactically allocated to asset-backed securities and collateralized loan obligations (“CLOs”) on the basis of attractive income. The Trust reduced exposure to capital securities (i.e., subordinated bank debt) in advance of the regional bank crisis.
The Trust increased duration (and corresponding interest rate sensitivity) over the period on the view that the Fed is likely to end its cycle of rate hikes with inflation is moderating.
Given elevated funding costs, leverage was reduced to close to zero in order to increase carry (incremental income) earned on assets and support the Trust’s dividend.
Describe portfolio positioning at period end.
At period end, the Trust maintained a diversified exposure within non‑government spread sectors, including investment grade and high yield corporate bonds, CMBS, CLOs, and both agency and non‑agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION

Asset Type	Percentage of Total Investments

Corporate Bonds	51.5%
U.S. Government Sponsored Agency Securities	15.2
Asset-Backed Securities	11.5
Non‑Agency Mortgage-Backed Securities	10.4
Floating Rate Loan Interests	4.6
Preferred Securities	3.4
Foreign Government and Agency Obligations	1.8
Short-Term Securities	1.0
Other*	0.6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments

AAA/Aaa(c)	21.8%
AA/Aa	1.0
A	2.4
BBB/Baa	12.8
BB/Ba	22.1
B	21.6
CCC/Caa	6.2
CC	2.3
C	2.4
N/R(d)	7.4

(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of April 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

T R U S T S U M M A R Y	7

Schedule of Investments (unaudited) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Allegro CLO V Ltd., Series 2017‑1A, Class AR, (3‑mo. LIBOR US + 0.95%), 6.21%, 10/16/30(a)(b)	USD	474	$467,063
ALM Ltd., Series 2020‑1A, Class D, (3‑mo. LIBOR US + 6.00%), 11.26%, 10/15/29(a)(b)		287	255,681
Anchorage Capital CLO 5‑R Ltd., Series 2014‑5RA, Class E, (3‑mo. LIBOR US + 5.40%), 10.66%, 01/15/30(a)(b)		860	790,165
Anchorage Capital CLO 7 Ltd., Series 2015‑7A, Class D1R2, (3‑mo. LIBOR US + 3.50%), 8.77%, 01/28/31(a)(b)		250	232,241
Apidos CLO XXVI, Series 2017‑26A, Class A1AR, (3‑mo. LIBOR US + 0.90%), 6.16%, 07/18/29(a)(b)		454	449,985
Apidos CLO XXVII, Series 2017‑27A, Class A1R, (3- mo. LIBOR US + 0.93%), 6.19%, 07/17/30(a)(b)		247	244,642
Ares XL CLO Ltd., Series 2016‑40A, Class A1RR, (3‑mo. LIBOR US + 0.87%), 6.13%, 01/15/29(a)(b)		804	797,013
ARES XLVII CLO Ltd., Series 2018‑47A, Class A1, (3‑mo. LIBOR US + 0.92%), 6.18%, 04/15/30(a)(b)		250	247,689
Argent Securities Trust, Series 2006‑W5, Class A1A, (1‑mo. LIBOR US + 0.30%), 5.32%, 06/25/36(a)		4,185	2,734,829
Atrium XIII, Series 13A, Class A2, (3‑mo. LIBOR US + 1.25%), 6.52%, 11/21/30(a)(b)		250	242,028
Atrium XV, Series 15A, Class D, (3‑mo. LIBOR US + 3.00%), 8.27%, 01/23/31(a)(b)		550	526,585
Bain Capital Credit CLO Ltd., Series 2020‑2A, Class DR, (3‑mo. LIBOR US + 3.30%), 8.57%, 07/19/34(a)(b)		250	227,513
Barings CLO Ltd., (3‑mo. LIBOR US + 3.15%), 8.41%, 07/15/34		250	231,669
Bayview Commercial Asset Trust, Series 2007‑2A, Class A1, (1‑mo. LIBOR US + 0.27%), 5.29%, 07/25/37(a)(b)		1,385	1,224,665
Bear Stearns Asset-Backed Securities I Trust, Series 2006‑HE9, Class 2A, (1‑mo. LIBOR US + 0.28%), 5.30%, 11/25/36(a)		1,078	1,038,174
Benefit Street Partners CLO II Ltd., Series 2013‑IIA, Class A1R2, (3‑mo. LIBOR US + 0.87%), 6.13%, 07/15/29(a)(b)		160	159,110
Benefit Street Partners CLO XX Ltd., Series 2020‑20A, Class CR, (3‑mo. LIBOR US + 2.05%), 7.31%, 07/15/34(a)(b)		250	233,168
BlueMountain CLO Ltd., Series 2013‑2A, Class A1R, (3‑mo. LIBOR US + 1.18%), 6.45%, 10/22/30(a)(b)		437	432,838
BlueMountain Fuji U.S. CLO II Ltd., (3‑mo. LIBOR US + 1.00%), 6.25%, 10/20/30		3,405	3,369,658
Carlyle Global Market Strategies CLO Ltd., Series 2015‑1A, Class AR3, (3‑mo. LIBOR US + 0.98%), 6.23%, 07/20/31(a)(b)		1,624	1,599,311
Carlyle U.S. CLO Ltd.
(3‑mo. LIBOR US + 3.20%), 8.46%, 01/25/35		250	226,986
Series 2018‑4A, Class A2, (3‑mo. LIBOR US + 1.80%), 7.05%, 01/20/31(a)(b)		250	244,389
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1‑mo. LIBOR US + 0.12%), 5.14%, 10/25/36		2,974	2,309,479
Series 2006-FRE2, Class A5, (1‑mo. LIBOR US + 0.08%), 5.10%, 03/25/35		6,126	4,750,169
CarVal CLO III Ltd., Series 2019‑2A, Class E, (3‑mo. LIBOR US + 6.44%), 11.69%, 07/20/32(a)(b)		500	441,470

Security		Par (000)	Value

Asset-Backed Securities (continued)
CBAM Ltd., Series 2017‑1A, Class A1, (3‑mo. LIBOR US + 1.25%), 6.50%, 07/20/30(a)(b)	USD	1,165	$1,156,439
C‑BASS Trust, Series 2006‑CB7, Class A4, (1‑mo. LIBOR US + 0.32%), 5.34%, 10/25/36(a)		4,163	2,723,025
Cedar Funding XV CLO Ltd., Series 2022‑15A, Class B, (3‑mo. CME Term SOFR + 1.80%), 6.85%, 04/20/35(a)(b)		400	385,993
CIFC Funding IV Ltd., Series 2017‑4A, Class A1R, (3‑mo. LIBOR US + 0.95%), 6.22%, 10/24/30(a)(b)		476	470,542
CIFC Funding Ltd.(a)(b)
Class 1A, (3‑mo. LIBOR US + 1.70%), 6.96%, 10/21/31		750	730,200
Series 2013‑4A, Class A1RR, (3‑mo. LIBOR US + 1.06%), 6.35%, 04/27/31		250	247,746
Series 2014‑5A, Class A1R2, (3‑mo. LIBOR US + 1.20%), 6.46%, 10/17/31		550	545,692
Series 2020‑1A, Class DR, (3‑mo. LIBOR US + 3.10%), 8.36%, 07/15/36		500	476,492
CIFC Funding VII Ltd.(a)(b)
Series 2022‑7A, Class D, (3‑mo. CME Term SOFR + 5.35%), 10.42%, 10/22/35		250	245,027
Series 2022‑7A, Class E, (3‑mo. CME Term SOFR + 8.94%), 14.01%, 10/22/35		500	494,587
Citigroup Mortgage Loan Trust, Series 2006‑FX1, Class A7, 5.78%, 10/25/36		337	222,083
Clear Creek CLO, Series 2015‑1A, Class DR, (3‑mo. LIBOR US + 2.95%), 8.20%, 10/20/30(a)(b)		250	233,569
Countrywide Asset-Backed Certificates Trust, Series 2006‑26, Class 1A, (1‑mo. LIBOR US + 0.14%), 5.16%, 06/25/37(a)		526	480,270
CWHEQ Revolving Home Equity Loan Trust, Series 2006‑I, Class 1A, (1‑mo. LIBOR US + 0.14%), 5.09%, 01/15/37(a)		435	384,927
Deer Creek CLO Ltd., Series 2017‑1A, Class A, (3‑mo. LIBOR US + 1.18%), 6.43%, 10/20/30(a)(b)		416	411,860
Dryden 106 CLO Ltd., Series 2022-106A, Class E, (3‑mo. CME Term SOFR + 8.87%), 13.43%, 10/15/35(a)(b)		500	497,226
Dryden 37 Senior Loan Fund, Series 2015‑37A, Class AR, (3‑mo. LIBOR US + 1.10%), 6.36%, 01/15/31(a)(b)		245	243,152
Dryden XXVI Senior Loan Fund, Series 2013‑26A, Class AR, (3‑mo. LIBOR US + 0.90%), 6.16%, 04/15/29(a)(b)		419	414,864
Elmwood CLO IV Ltd., Series 2020‑1A, Class B, (3- mo. LIBOR US + 1.70%), 6.96%, 04/15/33(a)(b)		250	244,410
Flatiron CLO 18 Ltd., Series 2018‑1A, Class A, (3‑mo. CME Term SOFR + 1.21%), 6.20%, 04/17/31(a)(b)		1,500	1,486,839
Fremont Home Loan Trust(a)
Series 2006‑A, Class 2A3, (1‑mo. LIBOR US + 0.32%), 5.34%, 05/25/36		4,148	2,381,276
Series 2006‑D, Class 2A3, (1‑mo. LIBOR US + 0.15%), 5.17%, 11/25/36		6,282	2,298,036
Galaxy XXI CLO Ltd., Series 2015‑21A, Class ER, (3‑mo. LIBOR US + 5.25%), 10.50%, 04/20/31(a)(b)		500	430,509
Galaxy XXVI CLO Ltd., Series 2018‑26A, Class A, (3‑mo. LIBOR US + 1.20%), 6.11%, 11/22/31(a)(b)		750	741,979
Galaxy XXVIII CLO Ltd., Series 2018‑28A, Class A1, (3‑mo. LIBOR US + 1.10%), 6.36%, 07/15/31(a)(b)		500	492,849

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 2 Ltd.(a)(b)
Series 2A, Class DR, (3-mo. LIBOR US + 2.60%), 7.87%, 01/22/31	USD	600	$560,596
Series 2A, Class ER, (3-mo. LIBOR US + 5.65%), 10.92%, 01/22/31		250	218,458
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.19%), 6.45%, 10/15/30(a)(b)		500	495,855
GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class AR, (3-mo. LIBOR US + 0.91%), 6.16%, 11/20/30(a)(b)		1,000	988,558
GoldenTree Loan Management U.S. CLO 3 Ltd., (3-mo. LIBOR US + 2.85%), 8.10%, 04/20/30		250	238,141
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class BR, (3-mo. LIBOR US + 1.55%), 6.80%, 10/20/32(a)(b)		250	246,106
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3-mo. LIBOR US + 1.12%), 6.37%, 07/20/31(a)(b)		500	496,029
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3-mo. LIBOR US + 3.05%), 8.30%, 07/20/31(a)(b)		250	239,963
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3-mo. LIBOR US + 6.45%), 11.71%, 04/15/33(a)(b)		500	441,352
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1-mo. LIBOR US + 0.17%), 5.19%, 04/25/37(a)		3,416	2,347,508
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3-mo. LIBOR US + 5.50%), 10.75%, 07/20/30(a)(b)		1,000	829,711
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3-mo. LIBOR US + 2.65%), 7.90%, 10/20/27(a)(b)		250	241,285
LCM XXI LP, Series 21A, Class AR, (3-mo. LIBOR US + 0.88%), 6.13%, 04/20/28(a)(b)		34	33,677
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. LIBOR US + 0.98%), 6.23%, 03/20/30(a)(b)		218	215,473
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1-mo. LIBOR US + 0.32%), 5.34%, 08/25/36(a)		5,084	2,107,487
Madison Park Funding XLI Ltd., Series 12A, Class AR, (3-mo. LIBOR US + 0.83%), 6.10%, 04/22/27(a)(b)		273	270,418
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. LIBOR US + 3.60%), 8.86%, 07/21/30(a)(b)		500	479,058
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. LIBOR US + 2.95%), 8.21%, 10/21/30(a)(b)		250	232,807
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. LIBOR US + 3.00%), 8.26%, 10/18/30		565	539,408
Series 2018-29A, Class E, (3-mo. LIBOR US + 5.70%), 10.96%, 10/18/30		500	460,953
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. LIBOR US + 0.97%), 6.23%, 04/25/29(a)(b)		975	965,373
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.30%, 07/29/30(a)(b)		250	236,580
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3-mo. LIBOR US + 0.75%), 6.01%, 04/15/29(a)(b)		237	234,734

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/33(a)(b)	USD	800	$782,228
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1-mo. LIBOR US + 0.30%), 5.32%, 06/25/36(a)		7,145	2,661,453
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. LIBOR US + 0.92%), 6.18%, 10/15/29(a)(b)		492	486,375
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. LIBOR US + 6.50%), 11.76%, 07/15/34(a)(b)		710	633,675
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class AR, (3-mo. LIBOR US + 0.93%), 6.19%, 10/18/29(a)(b)		1,371	1,356,094
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3-mo. LIBOR US + 0.92%), 6.18%, 10/18/30(a)(b)		246	243,731
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/31(a)(b)		400	388,649
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 01/20/36(a)(b)		250	241,379
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.(a)(b)
Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 10.82%, 10/24/35		550	548,372
Series 2022-52A, Class E, (3-mo. CME Term SOFR + 8.81%), 13.88%, 10/24/35		250	246,771
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 6.24%, 01/15/33		550	539,750
Series 2017-13A, Class A1AR, (3-mo. LIBOR US + 0.96%), 6.22%, 07/15/30		590	583,584
Series 2017-14A, Class A2, (3-mo. LIBOR US + 1.50%), 6.42%, 11/20/30		400	389,205
Series 2019-17A, Class A1R, (3-mo. LIBOR US + 1.04%), 6.29%, 07/20/32		500	490,934
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class E, (3-mo. LIBOR US + 6.30%), 11.55%, 07/20/30(a)(b)		500	441,395
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class A1R, (3-mo. LIBOR US + 0.95%), 6.21%, 07/15/29(a)(b)		237	234,514
Octagon Investment Partners XIV Ltd., Series 2012- 1A, Class AARR, (3-mo. LIBOR US + 0.95%), 6.21%, 07/15/29(a)(b)		468	463,476
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. LIBOR US + 0.97%), 6.24%, 07/19/30(a)(b)		2,623	2,595,386
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. LIBOR US + 1.40%), 6.66%, 01/25/31(a)(b)		250	243,476
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. LIBOR US + 1.00%), 5.87%, 02/14/31(a)(b)		500	493,421
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. LIBOR US + 2.75%), 8.02%, 01/22/30(a)(b)		500	463,682

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (3-mo. LIBOR US + 2.95%), 8.20%, 01/20/32	USD	250		$237,792
OZLM VII Ltd., Series 2014-7RA, Class A1R, (3-mo. LIBOR US + 1.01%), 6.27%, 07/17/29(a)(b)		490		486,243
OZLM VIII Ltd., Series 2014-8A, Class A1R3, (3-mo. LIBOR US + 0.98%), 6.24%, 10/17/29(a)(b)		721		714,141
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. LIBOR US + 5.54%), 10.79%, 01/20/31(a)(b)		250		201,679
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (3-mo. LIBOR US + 1.13%), 6.39%, 01/17/31(a)(b)		672		667,468
Palmer Square Loan Funding Ltd.(a)(b)
Series 2020-1A, Class A1, (3-mo. LIBOR US + 0.80%), 5.72%, 02/20/28		99		99,029
Series 2021-1A, Class A1, (3-mo. LIBOR US + 0.90%), 6.15%, 04/20/29		243		241,038
Series 2021-3A, Class A1, (3-mo. LIBOR US + 0.80%), 6.05%, 07/20/29		976		964,433
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.04%, 04/15/30		213		210,859
Rad CLO 1 Ltd., Series 2018-1A, Class AR, (3-mo. LIBOR US + 0.98%), 6.24%, 07/15/31(a)(b)		700		689,296
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3-mo. LIBOR US + 7.53%), 12.78%, 01/20/33(a)(b)		500		456,426
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.35%, 10/20/35(a)(b)		250		239,281
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. LIBOR US + 3.90%), 9.16%, 04/17/30(a)(b)		250		243,655
Regatta VIII Funding Ltd., Series 2017-1A, Class A, (3-mo. LIBOR US + 1.25%), 6.51%, 10/17/30(a)(b)		415		412,464
Regatta XI Funding Ltd., Series 2018-1A, Class A, (3-mo. LIBOR US + 1.07%), 6.33%, 07/17/31(a)(b)		250		247,416
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/34(a)(b)		850		825,456
Regional Management Issuance Trust, 3.88%, 10/17/33(b)(c)		1,110		964,368
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,562		1,627,868
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 10/15/29(a)(b)		500		463,652
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1-mo. LIBOR US + 0.40%), 5.42%, 09/25/47(a)		3,664		3,326,775
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(c)		—	(d)	701,808
Signal Peak CLO 4 Ltd., (3-mo. LIBOR US + 0.95%), 6.22%, 10/26/34		1,200		1,194,292
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. LIBOR US + 1.06%), 6.31%, 07/20/32(a)(b)		250		247,787
Stratus Static CLO Ltd., Series 2022-3A, Class D, (3-mo. CME Term SOFR + 5.29%), 10.34%, 10/20/31(a)(b)		500		501,224
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. LIBOR US + 1.08%), 6.34%, 01/17/32(a)(b)		500		493,680
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.92%, 04/23/35(a)(b)		600		579,247

Security		Par (000)	Value

Asset-Backed Securities (continued)
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.09%, 01/17/32(a)(b)	USD	1,368	$1,353,440
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.93%), 6.19%, 07/15/30(a)(b)		2,364	2,332,484
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. LIBOR US + 2.90%), 8.15%, 01/20/31(a)(b)		250	240,403
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3- mo. LIBOR US + 1.70%), 6.95%, 10/20/34(a)(b)		250	241,969
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3- mo. LIBOR US + 1.70%), 6.96%, 07/21/34(a)(b)		1,000	967,470
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. LIBOR US + 2.90%), 8.16%, 04/25/32(a)(b)		250	234,324
Trimaran CAVU Ltd.(a)(b)
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.17%, 01/20/36		1,100	1,089,230
Series 2022-2A, Class E, (3-mo. CME Term SOFR + 8.81%), 13.86%, 01/20/36		500	468,760
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(e)	GBP	31	38,306
Voya CLO Ltd., Series 2021-1A, Series D, (3-mo. LIBOR US + 3.15%), 8.41%, 07/15/34(a)(b)	USD	250	230,300
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 6.25%, 10/15/30(a)(b)		466	462,980
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1-mo. LIBOR US + 0.24%), 5.26%, 05/25/37(a)		5,781	4,725,024
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3-mo. LIBOR US + 1.60%), 6.85%, 01/20/35(a)(b)		275	269,849
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3-mo. LIBOR US + 3.01%), 8.28%, 10/22/29(a)(b)		250	239,366

Total Asset-Backed Securities — 17.9% (Cost: $104,358,444)			99,494,474

		Shares

Common Stocks

Aerospace & Defense — 0.5%
Raytheon Technologies Corp.		25,650	2,562,435

Building Products — 0.2%
Carrier Global Corp.		25,650	1,072,683

Machinery — 0.2%
Otis Worldwide Corp.		12,825	1,093,973

Total Common Stocks — 0.9% (Cost: $2,968,841)			4,729,091

		Par (000)

Corporate Bonds

Aerospace & Defense — 3.9%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	185	181,369
Boeing Co., 5.15%, 05/01/30(f)		1,489	1,500,459
Bombardier, Inc.(b)
7.50%, 03/15/25		22	22,002
7.13%, 06/15/26(f)		1,318	1,313,858

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued)
7.88%, 04/15/27(f)	USD	781	$778,704
6.00%, 02/15/28(f)		683	647,787
7.50%, 02/01/29		970	954,010
7.45%, 05/01/34		286	315,744
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		269	271,165
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		464	388,600
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	1,992
Lockheed Martin Corp., 4.09%, 09/15/52		451	406,344
Northrop Grumman Corp., 3.85%, 04/15/45(f)		680	566,561
Raytheon Technologies Corp., 3.75%, 11/01/46(f)		700	577,864
Rolls-Royce PLC, 5.75%, 10/15/27(b)(f)		1,545	1,541,855
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		40	39,740
9.38%, 11/30/29		787	845,956
TransDigm, Inc.
6.25%, 03/15/26(b)(f)		6,944	6,975,231
6.38%, 06/15/26		58	57,921
7.50%, 03/15/27		134	134,669
6.75%, 08/15/28(b)(f)		3,142	3,190,830
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,159	1,174,902

			21,887,563

Automobile Components — 1.4%
Aptiv PLC, 4.40%, 10/01/46(f)		280	219,997
Clarios Global LP, 6.75%, 05/15/25(b)		140	140,197
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	423	445,129
6.25%, 05/15/26(b)	USD	1,265	1,258,767
8.50%, 05/15/27(b)(f)		3,592	3,613,001
6.75%, 05/15/28(g)		1,034	1,038,002
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		231	214,253
Faurecia SE(e)
2.75%, 02/15/27	EUR	100	97,685
3.75%, 06/15/28		100	97,518
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	132	116,682
5.63%, 04/30/33		137	118,585
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(e)(h)	EUR	100	96,557
ZF Finance GmbH, 2.00%, 05/06/27(e)		100	95,314

			7,551,687

Automobiles — 1.8%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	USD	168	144,754
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	95,490
Ford Motor Co.(f)
3.25%, 02/12/32	USD	741	574,658
6.10%, 08/19/32		232	221,254
Ford Motor Credit Co. LLC
5.13%, 06/16/25		397	386,455
3.38%, 11/13/25		200	185,732
4.39%, 01/08/26(f)		1,250	1,187,610
6.86%, 06/05/26	GBP	108	135,234
2.70%, 08/10/26	USD	376	333,513
4.95%, 05/28/27(f)		519	490,814
4.87%, 08/03/27	EUR	125	133,605
4.13%, 08/17/27	USD	320	293,619
3.82%, 11/02/27		400	358,638

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.90%, 02/16/28(f)	USD	376	$325,477
6.80%, 05/12/28		754	754,451
5.11%, 05/03/29		214	199,399
7.35%, 03/06/30		400	410,864
3.63%, 06/17/31		617	508,630
General Motors Co.
5.60%, 10/15/32		127	124,423
6.25%, 10/02/43(f)		2,194	2,125,819
General Motors Financial Co., Inc., 4.25%, 05/15/23(f)		326	325,808
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		228	180,120
Renault SA, 2.38%, 05/25/26(e)	EUR	100	100,581
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)(f)	USD	200	183,725
Wabash National Corp., 4.50%, 10/15/28(b)		281	244,497

			10,025,170

Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA, (5-year USD Swap + 3.87%), 6.13%(a)(f)(i)		2,000	1,594,150
Banco BPM SpA, (5-year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(e)	EUR	100	94,901
Banco de Sabadell SA, (1-year EUR Swap + 2.40%), 5.25%, 02/07/29(a)(e)		100	105,957
Banco do Brasil SA, 6.25%, 04/18/30	USD	218	216,147
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%		205	191,329
Bank Leumi Le-Israel BM, (5-year CMT + 3.47%), 7.13%, 07/18/33(a)(b)(e)		200	193,788
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(e)(i)		250	243,328
Credit Suisse AG/New York, 5.00%, 07/09/27		900	867,668
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(f)		200	192,594
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(f)		500	459,850

			4,159,712

Beverages — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,160	2,140,459
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(f)(h)		864	708,514
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		736	732,360
3.25%, 09/01/28		200	175,111
4.00%, 09/01/29(f)		2,668	2,173,260
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	196,701
2.13%, 08/15/26(e)	EUR	243	237,292
4.13%, 08/15/26(b)	USD	400	376,814
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		211	187,262
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(b)		120	113,880
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		1,189	1,154,345
8.50%, 08/15/27(f)		1,924	1,857,483

			10,053,481

Biotechnology — 0.2%
Amgen, Inc., 2.80%, 08/15/41(f)		250	182,177

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology (continued)
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	$98,371
Gilead Sciences, Inc., 4.75%, 03/01/46(f)	USD	700	668,554

			949,102

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		206	191,429

Building Materials — 0.5%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		269	254,877
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		189	190,315
4.63%, 12/15/25		150	144,750
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		161	154,962
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		103	92,185
9.75%, 07/15/28		48	45,840
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		731	684,162
Standard Industries, Inc.
2.25%, 11/21/26(e)	EUR	131	126,359
5.00%, 02/15/27(b)	USD	94	89,882
4.75%, 01/15/28(b)		115	107,484
4.38%, 07/15/30(b)(f)		1,082	933,927
3.38%, 01/15/31(b)		55	43,527
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		40	38,008

			2,906,278

Building Products — 1.0%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		315	301,219
6.38%, 06/15/30		580	573,806
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		159	139,094
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		104	83,087
GYP Holdings III Corp., 4.63%, 05/01/29(b)		472	416,540
Lowe’s Cos., Inc., 4.65%, 04/15/42(f)		400	361,395
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		111	100,733
SRS Distribution, Inc.(b)
4.63%, 07/01/28		936	824,312
6.13%, 07/01/29(f)		638	526,305
6.00%, 12/01/29(f)		976	794,952
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)		1,577	1,367,514
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		324	297,066

			5,786,023

Capital Markets — 1.5%
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27(b)		766	785,859
Blackstone Private Credit Fund
7.05%, 09/29/25(b)		103	103,143
3.25%, 03/15/27		97	83,587
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		273	245,727
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		698	572,366
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		534	525,434
5.25%, 05/15/27(f)		842	793,472
4.38%, 02/01/29		378	331,963

Security		Par (000)	Value

Capital Markets (continued)
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	USD	270	$226,007
Morgan Stanley, (5-year CMT + 2.43%), 5.95%, 01/19/38(a)		125	125,664
NFP Corp.(b)
4.88%, 08/15/28(f)		1,027	934,806
6.88%, 08/15/28(f)		2,267	1,977,678
7.50%, 10/01/30		136	133,300
Northern Trust Corp., 6.13%, 11/02/32(f)		300	320,837
Owl Rock Capital Corp.
3.75%, 07/22/25(f)		238	219,819
3.40%, 07/15/26		83	74,341
Owl Rock Core Income Corp.
3.13%, 09/23/26		56	48,625
7.75%, 09/16/27(b)(f)		395	396,865
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	368,515

			8,268,008

Chemicals — 1.8%
Avient Corp., 7.13%, 08/01/30(b)		141	144,104
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		245	211,864
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		600	579,483
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		305	216,321
Braskem Netherlands Finance BV, 7.25%, 02/13/33(b)		290	276,363
Element Solutions, Inc., 3.88%, 09/01/28(b)(f)		2,001	1,765,626
HB Fuller Co., 4.25%, 10/15/28		141	129,466
Herens Holdco SARL, 4.75%, 05/15/28(b)		671	556,356
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		443	393,004
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		332	232,400
Kronos International, Inc., 3.75%, 09/15/25(e)	EUR	100	101,894
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	170	146,412
MEGlobal BV, 2.63%, 04/28/28(e)		200	176,850
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	198,925
Sasol Financing USA LLC
8.75%, 05/03/29(g)		348	349,392
5.50%, 03/18/31		320	264,760
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(f)		305	280,798
Sherwin-Williams Co., 4.50%, 06/01/47(f)		310	274,508
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		703	598,548
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		830	844,029
7.25%, 06/15/28(f)		573	588,167
WR Grace Holdings LLC(b)
4.88%, 06/15/27		177	168,097
5.63%, 08/15/29(f)		1,429	1,232,636
7.38%, 03/01/31		419	419,647

			10,149,650

Commercial Services & Supplies — 1.5%
ADT Security Corp.
4.13%, 06/15/23		2	1,990
4.13%, 08/01/29(b)		35	30,406
4.88%, 07/15/32(b)		16	13,840
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		222	202,354
APX Group, Inc., 5.75%, 07/15/29(b)		342	305,506
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)		418	348,879

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	698	$689,298
9.75%, 08/01/27		180	187,458
5.50%, 05/01/28(f)		520	476,624
Herc Holdings, Inc., 5.50%, 07/15/27(b)(f)		682	651,299
Hertz Corp.(b)
4.63%, 12/01/26		161	145,006
5.00%, 12/01/29(f)		130	106,356
LABL, Inc., 9.50%, 11/01/28		408	420,012
Loxam SAS, 4.50%, 02/15/27(e)	EUR	101	105,182
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	158	133,926
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		305	275,584
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24		178	177,153
5.75%, 04/15/26(f)		788	782,061
6.25%, 01/15/28(f)		201	188,244
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		690	568,008
United Rentals North America, Inc.
5.50%, 05/15/27		173	171,890
6.00%, 12/15/29(b)(f)		2,204	2,236,815
Verisure Holding AB(e)
3.25%, 02/15/27	EUR	100	96,587
9.25%, 10/15/27		100	117,764

			8,432,242

Communications Equipment(b) — 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25(f)	USD	655	615,676
CommScope, Inc.
6.00%, 03/01/26		486	464,171
8.25%, 03/01/27		222	171,632
7.13%, 07/01/28		188	134,890
4.75%, 09/01/29(f)		604	487,758
Viasat, Inc.
5.63%, 09/15/25(f)		692	660,860
5.63%, 04/15/27		87	80,692

			2,615,679

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(f)		425	389,937
Resideo Funding, Inc., 4.00%, 09/01/29		77	65,217
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		102	105,570

			560,724

Consumer Discretionary — 2.0%
APi Group DE, Inc.(b)
4.13%, 07/15/29		168	145,370
4.75%, 10/15/29		128	115,969
Carnival Corp.
10.13%, 02/01/26(e)	EUR	100	114,846
10.50%, 02/01/26(b)(f)	USD	762	795,471
7.63%, 03/01/26(b)(f)		91	83,209
5.75%, 03/01/27(b)		1,192	981,015
9.88%, 08/01/27(b)		335	343,453
4.00%, 08/01/28(b)		600	520,107
6.00%, 05/01/29(b)(f)		610	478,788
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(f)		2,597	2,791,993
CoreLogic, Inc., 4.50%, 05/01/28(b)(f)		835	682,612

Security		Par (000)	Value

Consumer Discretionary (continued)
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)	USD	114	$103,170
Life Time, Inc.(b)
5.75%, 01/15/26		435	424,792
8.00%, 04/15/26		336	334,103
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		389	365,667
NCL Corp. Ltd.(b)
5.88%, 03/15/26		301	259,272
8.38%, 02/01/28		173	174,035
7.75%, 02/15/29		54	45,724
NCL Finance Ltd., 6.13%, 03/15/28(b)		333	268,897
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		108	101,655
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		154	163,433
4.25%, 07/01/26		92	82,348
5.50%, 08/31/26		176	161,342
5.38%, 07/15/27		173	153,590
11.63%, 08/15/27		229	243,607
5.50%, 04/01/28		152	134,033
8.25%, 01/15/29		251	263,675
9.25%, 01/15/29		448	477,915
7.25%, 01/15/30(f)		352	352,990
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		187	158,048

			11,321,129

Consumer Finance — 1.8%
Block, Inc.
2.75%, 06/01/26		596	539,387
3.50%, 06/01/31(f)		2,184	1,779,295
Discover Financial Services, 6.70%, 11/29/32		115	121,680
Global Payments, Inc.(f)
3.20%, 08/15/29		736	650,951
2.90%, 05/15/30		748	641,058
5.40%, 08/15/32		317	313,531
Iron Mountain U.K. PLC, 3.88%, 11/15/25(e)	GBP	100	119,402
Navient Corp.
7.25%, 09/25/23	USD	91	91,167
6.13%, 03/25/24		105	104,074
5.88%, 10/25/24		76	74,691
5.50%, 03/15/29		268	230,735
OneMain Finance Corp.
6.88%, 03/15/25		362	354,138
7.13%, 03/15/26(f)		422	411,256
3.50%, 01/15/27		389	332,253
6.63%, 01/15/28		285	264,337
5.38%, 11/15/29(f)		131	110,204
4.00%, 09/15/30		141	106,481
Sabre Global, Inc.(b)
9.25%, 04/15/25		229	211,252
7.38%, 09/01/25		376	334,170
11.25%, 12/15/27		74	65,027
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		819	770,141
Shift4 Payments, Inc., 0.00%, 12/15/25(j)(k)		219	238,819
Verscend Escrow Corp., 9.75%, 08/15/26(b)(f)		2,007	2,025,523

			9,889,572

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26	USD	79	$74,296
7.50%, 03/15/26		127	131,134
4.63%, 01/15/27(f)		1,035	1,000,531
5.88%, 02/15/28		377	373,207
6.50%, 02/15/28		199	201,488
3.50%, 03/15/29		114	101,004
4.88%, 02/15/30(f)		281	262,032
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	103,054
BRF GmbH, 4.35%, 09/29/26(e)	USD	200	174,225
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)		557	551,020
Lamb Weston Holdings, Inc.(b)(f)
4.13%, 01/31/30		368	337,026
4.38%, 01/31/32		491	447,900
Ocado Group PLC, 3.88%, 10/08/26(e)	GBP	100	92,371
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	376	342,293
Post Holdings, Inc.(b)
5.75%, 03/01/27		42	41,748
4.63%, 04/15/30(f)		397	358,576
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP	100	113,736
U.S. Foods, Inc.(b)
4.75%, 02/15/29	USD	427	397,188
4.63%, 06/01/30		51	46,640
United Natural Foods, Inc., 6.75%, 10/15/28(b)		44	41,765

			5,191,234

Containers & Packaging — 1.3%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		1,346	1,321,094
8.75%, 04/15/30		523	481,324
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		74	70,840
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	252,926
Graphic Packaging International LLC, 2.63%, 02/01/29(e)	EUR	195	187,370
Kleopatra Finco SARL, 4.25%, 03/01/26(e)		100	89,023
LABL, Inc., 5.88%, 11/01/28(b)	USD	280	258,300
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)(f)		4,174	4,233,794
Sealed Air Corp., 5.13%, 12/01/24(b)		54	53,583
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		208	211,058

			7,159,312

Diversified Consumer Services — 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(f)
6.63%, 07/15/26		2,652	2,556,400
9.75%, 07/15/27		895	832,558
6.00%, 06/01/29		1,655	1,297,488
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		2,246	1,953,509
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		1,421	1,278,616
4.88%, 07/01/29		1,061	955,528
Garda World Security Corp.(b)
4.63%, 02/15/27		183	168,101
7.75%, 02/15/28		509	511,545
Graham Holdings Co., 5.75%, 06/01/26(b)		135	133,312

Security		Par (000)	Value

Diversified Consumer Services (continued)
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	$96,809
Service Corp. International
5.13%, 06/01/29	USD	107	102,987
4.00%, 05/15/31(f)		454	400,097
Sotheby’s, 7.38%, 10/15/27(b)(f)		1,930	1,809,438

			12,096,388

Diversified REITs — 0.6%
American Tower Corp., 2.30%, 09/15/31		1,000	811,100
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		204	168,708
Iron Mountain, Inc.(b)
5.00%, 07/15/28		40	37,649
5.25%, 07/15/30		183	168,548
5.63%, 07/15/32		123	111,711
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	136	164,081
4.63%, 08/01/29(f)	USD	359	271,771
3.50%, 03/15/31(f)		1,545	1,056,058
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		35	32,900
4.50%, 02/15/29(b)		97	87,344
Trust Fibra Uno, 5.25%, 01/30/26(b)		235	224,395
VICI Properties LP, 4.95%, 02/15/30		254	242,796
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		64	57,512

			3,434,573

Diversified Telecommunication Services — 2.3%
AT&T, Inc.(f)
4.65%, 06/01/44		111	98,135
4.75%, 05/15/46		2,545	2,280,307
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		675	528,107
4.63%, 09/15/27		233	143,908
4.25%, 07/01/28(f)		799	465,774
3.63%, 01/15/29		140	78,298
3.75%, 07/15/29		221	124,374
3.88%, 11/15/29		557	406,605
10.50%, 05/15/30(f)		491	470,036
Lumen Technologies, Inc., 4.00%, 02/15/27(b)(f)		1,347	899,527
SoftBank Group Corp., 4.50%, 04/20/25(e)	EUR	100	105,484
Sprint Capital Corp., 8.75%, 03/15/32	USD	1,008	1,232,094
Telecom Italia Capital SA
6.38%, 11/15/33		191	170,749
6.00%, 09/30/34		569	485,063
7.20%, 07/18/36		137	123,803
7.72%, 06/04/38		71	66,376
Telecom Italia SpA
5.30%, 05/30/24(b)		202	197,301
2.75%, 04/15/25(e)	EUR	100	104,132
6.88%, 02/15/28(e)		100	110,609
1.63%, 01/18/29(e)		100	84,846
Verizon Communications, Inc.(f)
4.50%, 08/10/33	USD	500	483,057
3.70%, 03/22/61		1,250	928,505
Zayo Group Holdings, Inc.(b)(f)
4.00%, 03/01/27		2,618	1,982,237
6.13%, 03/01/28		1,599	1,022,195

			12,591,522

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28	USD	249	$224,655

Electric Utilities — 0.8%
Comision Federal de Electricidad, 4.88%, 01/15/24		323	318,922
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,391,385
Enel Finance International NV, 3.63%, 05/25/27(b)(f)		1,250	1,190,777
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)(f)		497	484,392
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		205	201,921
4.25%, 09/15/24		11	10,560
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(f)		750	810,161

			4,408,118

Electrical Equipment(b) — 0.4%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		572	566,280
Regal Rexnord Corp.
6.05%, 02/15/26		115	116,624
6.05%, 04/15/28		769	776,302
6.30%, 02/15/30		265	269,985
6.40%, 04/15/33		275	280,441

			2,009,632

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		351	303,483
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,621,503
Imola Merger Corp., 4.75%, 05/15/29(b)(f)		683	591,445
Vertiv Group Corp., 4.13%, 11/15/28(b)		776	700,483

			3,216,914

Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		381	374,356
6.25%, 04/01/28(f)		1,088	1,044,415
Noble Finance II LLC, 8.00%, 04/15/30		424	434,184
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		516	510,427
6.88%, 09/01/27		717	697,777
Valaris Ltd., 8.38%, 04/30/30		712	712,306
Vallourec SA, 8.50%, 06/30/26(e)	EUR	32	35,129
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	9	9,269
6.50%, 09/15/28		280	280,000
8.63%, 04/30/30(f)		408	415,597

			4,513,460

Environmental, Maintenance & Security Service — 0.8%
Clean Harbors, Inc.(b)
4.88%, 07/15/27		297	287,502
5.13%, 07/15/29		149	143,164
6.38%, 02/01/31		142	144,874
Covanta Holding Corp.
4.88%, 12/01/29(b)		181	161,090
5.00%, 09/01/30		91	80,480
GFL Environmental, Inc.(b)
4.25%, 06/01/25		22	21,399
3.75%, 08/01/25(f)		402	388,625
5.13%, 12/15/26		496	487,928
4.00%, 08/01/28		567	517,490
3.50%, 09/01/28		208	189,042
4.75%, 06/15/29(f)		483	449,533

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
4.38%, 08/15/29	USD	403	$364,731
Tervita Corp., 11.00%, 12/01/25(b)		147	156,675
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,144	1,063,386

			4,455,919

Financial Services — 2.0%
ABRA Global Finance, 11.50%, 03/02/28		213	170,458
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		514	407,756
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		262	256,105
Bank of America Corp., (1-day SOFR + 1.99%), 6.20%, 11/10/28(a)(f)		454	473,372
Barclays PLC, 5.20%, 05/12/26		200	195,224
Credit Suisse Group AG, (5-year EURIBOR ICE Swap + 4.95%), 7.75%, 03/01/29(a)(e)	EUR	100	120,507
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)	USD	815	828,659
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		285	254,300
Goldman Sachs Group, Inc., Series R, (5-year CMT + 3.22%), 4.95%(a)(i)		900	841,466
Home Point Capital, Inc., 5.00%, 02/01/26(b)		247	208,715
HSBC Holdings PLC
4.38%, 11/23/26(f)		370	358,287
(5-year CMT + 3.25%), 4.70%(a)(f)(i)		465	346,425
(5-year CMT + 3.65%), 4.60%(a)(i)		200	151,125
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		350	376,758
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		246	205,850
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		415	348,952
JPMorgan Chase & Co., (3-mo. LIBOR US + 0.95%), 3.51%, 01/23/29(a)(f)		2,250	2,116,169
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		54	50,760
4.25%, 02/01/27		220	187,550
4.75%, 06/15/29		85	67,256
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(i)		515	474,302
MGIC Investment Corp., 5.25%, 08/15/28		216	206,418
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		237	224,558
5.13%, 12/15/30		136	111,398
5.75%, 11/15/31		146	121,435
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)(f)		962	856,267
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		106	95,930
5.50%, 07/15/30		198	182,391
Voya Financial, Inc., (3-mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)(f)		1,090	1,089,487

			11,327,880

Food Products — 0.8%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR	200	210,057
Aramark Services, Inc.(b)(f)
5.00%, 04/01/25	USD	320	316,770
6.38%, 05/01/25		105	105,000
5.00%, 02/01/28		1,184	1,127,641

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25(f)	USD	1,512	$1,482,229
4.63%, 11/15/28		1,233	1,131,338
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR	156	167,417

			4,540,452

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	USD	117	102,451

Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	465,182
Danaos Corp., 8.50%, 03/01/28(b)		100	98,974
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)		1,835	1,766,698
Union Pacific Corp., 3.20%, 05/20/41(f)		275	221,047

			2,551,901

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	300	315,566
4.63%, 07/15/28(b)(f)	USD	1,021	955,018
3.88%, 11/01/29(b)		31	27,307
Becton Dickinson & Co., 4.69%, 12/15/44		600	561,165
Embecta Corp., 6.75%, 02/15/30(b)		95	86,071
Garden Spinco Corp., 8.63%, 07/20/30(b)		254	273,050

			2,218,177

Health Care Providers & Services — 2.1%
AdaptHealth LLC(b)
6.13%, 08/01/28		97	85,614
5.13%, 03/01/30		34	28,135
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		415	352,750
Cano Health LLC, 6.25%, 10/01/28(b)		100	53,531
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		132	121,806
6.00%, 01/15/29(f)		653	578,721
5.25%, 05/15/30		811	675,939
4.75%, 02/15/31		416	335,603
Encompass Health Corp.
4.75%, 02/01/30(f)		500	461,088
4.63%, 04/01/31		326	292,330
HealthEquity, Inc., 4.50%, 10/01/29(b)		904	808,357
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		210	202,037
4.38%, 02/15/27(f)		255	216,957
Medline Borrower LP(b)(f)
3.88%, 04/01/29		746	652,715
5.25%, 10/01/29		1,707	1,476,492
ModivCare, Inc., 5.88%, 11/15/25(b)		175	167,216
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		59	55,296
3.88%, 11/15/30		321	283,165
3.88%, 05/15/32(f)		213	182,537
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	574,158
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		24	19,959
Surgery Center Holdings, Inc.(b)(f)
6.75%, 07/01/25		392	391,510
10.00%, 04/15/27		457	468,422
Teleflex, Inc., 4.63%, 11/15/27		100	96,250
Tenet Healthcare Corp.
4.63%, 07/15/24		104	103,106
4.88%, 01/01/26		920	906,068

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.25%, 02/01/27	USD	231	$229,854
5.13%, 11/01/27(f)		490	475,435
6.13%, 10/01/28		235	227,999
6.13%, 06/15/30(b)(f)		452	447,078
UnitedHealth Group, Inc., 4.38%, 03/15/42(f)		750	694,584

			11,664,712

Health Care Technology(b) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(f)		2,189	1,797,910
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(f)		341	327,360
3.50%, 04/01/30		479	406,146
Charles River Laboratories International, Inc., 4.00%, 03/15/31		55	47,918
IQVIA, Inc., 5.00%, 10/15/26		548	538,329

			3,117,663

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp., 4.75%, 06/15/31(b)(f)		439	401,938
Boyne USA, Inc., 4.75%, 05/15/29(b)		440	398,554
Burger King (Restaurant Brands Int)/New Red Finance, Inc., 3.88%, 01/15/28(b)		69	64,718
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
4.38%, 01/15/28(f)		157	146,769
4.00%, 10/15/30		627	547,359
Caesars Entertainment, Inc.(b)(f)
6.25%, 07/01/25		1,533	1,534,871
8.13%, 07/01/27		2,072	2,113,962
4.63%, 10/15/29		803	704,468
7.00%, 02/15/30		2,001	2,018,859
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		20	20,165
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)(f)		857	826,342
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		559	557,338
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		250	220,047
Churchill Downs, Inc.
5.50%, 04/01/27(b)		684	667,275
4.75%, 01/15/28(b)		618	585,243
6.75%, 05/01/31		504	507,301
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)		82	66,427
Fortune Star BVI Ltd., 6.75%, 07/02/23(e)		200	194,000
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(b)		111	110,731
3.75%, 05/01/29(b)		186	167,653
4.88%, 01/15/30		469	445,273
4.00%, 05/01/31(b)		302	267,111
3.63%, 02/15/32(b)		20	17,068
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(g)		319	319,921
Lottomatica SpA/Roma, 6.25%, 07/15/25(e)	EUR	100	111,292
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)	USD	200	188,038
5.25%, 04/26/26(e)		250	229,688
5.75%, 07/21/28(b)		200	174,500
5.38%, 12/04/29(b)		800	661,900
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		600	570,000

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.
5.88%, 05/15/26(e)(f)	USD	250	$238,438
4.75%, 02/01/27(b)		200	180,913
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	181,034
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		148	107,343
5.88%, 09/01/31		148	104,710
Scientific Games International, Inc.(b)
7.00%, 05/15/28(f)		190	189,536
7.25%, 11/15/29		213	213,000
Six Flags Entertainment Corp., 7.25%, 05/03/31(g)		488	478,106
Station Casinos LLC, 4.63%, 12/01/31(b)		354	303,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(f)		268	257,817
Wynn Macau Ltd.
5.50%, 01/15/26(e)		200	185,250
5.63%, 08/26/28(b)		500	434,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(f)
5.13%, 10/01/29		968	891,285
7.13%, 02/15/31		360	368,753

			18,972,808

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)		185	153,296
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		266	209,631
4.88%, 02/15/30		476	371,280
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		284	279,030
Meritage Homes Corp., 5.13%, 06/06/27		57	55,860
NCR Corp.(b)
5.75%, 09/01/27		259	254,156
5.00%, 10/01/28		143	124,721
5.13%, 04/15/29(f)		197	170,405
6.13%, 09/01/29		93	91,154
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(f)		422	257,420
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		299	298,136
5.13%, 08/01/30		75	70,328
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		130	107,777

			2,443,194

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		20	18,938
4.13%, 10/15/30		244	209,133

			228,071

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b)
5.25%, 06/01/26		195	189,632
5.13%, 03/15/28(f)		1,281	1,183,271
5.00%, 02/01/31		58	48,864
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		116	109,930
India Cleantech Energy, 4.70%, 08/10/26(b)		229	200,738
NRG Energy, Inc.
6.63%, 01/15/27		958	960,704
5.25%, 06/15/29(b)		135	124,525
3.88%, 02/15/32(b)		15	12,112

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued) 7.00%, 03/15/33(b)	USD	270	$280,130
SCC Power PLC(b)(h)
(4.00% PIK), 4.00%, 05/17/32		363	33,268
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		670	225,914
Talen Energy Supply LLC, 8.63%, 06/01/30(g)		174	174,000
TransAlta Corp., 7.75%, 11/15/29		142	149,111

			3,692,199

Industrial Conglomerates — 0.0%
CK Hutchison International 23 Ltd., 4.75%, 04/21/28		231	232,944

Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		295	244,018
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		2,129	1,949,199
6.75%, 10/15/27(f)		2,135	1,993,009
6.75%, 04/15/28		794	792,997
5.88%, 11/01/29(f)		1,984	1,711,486
AmWINS Group, Inc., 4.88%, 06/30/29(b)		366	332,114
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)		250	242,429
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		351	343,109
HUB International Ltd.(b)
7.00%, 05/01/26		1,392	1,385,804
5.63%, 12/01/29		67	59,630
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30(g)		462	467,484
10.50%, 12/15/30(b)		350	355,250
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(e)	EUR	100	101,126
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)	USD	239	214,204
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(f)		700	592,889

			10,784,748

Interactive Media & Services — 0.2%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		401	292,912
iliad SA(e)
5.38%, 06/14/27	EUR	100	108,321
5.63%, 02/15/30		100	105,303
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	USD	337	292,348

			798,884

Internet Software & Services — 1.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		359	344,814
Match Group Holdings II LLC(b)
5.63%, 02/15/29		209	196,506
4.13%, 08/01/30		262	223,939
3.63%, 10/01/31		564	460,732
Uber Technologies, Inc.
0.00%, 12/15/25(f)(j)(k)		1,537	1,336,810
8.00%, 11/01/26(b)		983	1,007,860
7.50%, 09/15/27(b)(f)		1,157	1,193,427
6.25%, 01/15/28(b)(f)		366	369,331
4.50%, 08/15/29(b)(f)		875	804,635

			5,938,054

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	USD	190	$158,650
CA Magnum Holdings, 5.38%, 10/31/26(b)		488	427,854
Camelot Finance SA, 4.50%, 11/01/26(b)		602	570,141
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		787	691,041
Gartner, Inc., 4.50%, 07/01/28(b)		15	14,097
KBR, Inc., 4.75%, 09/30/28(b)		273	252,427
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	72,875
McAfee Corp., 7.38%, 02/15/30(b)(f)	USD	1,368	1,135,576
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		59	55,877
Science Applications International Corp., 4.88%, 04/01/28(b)(f)		377	355,673
Twilio, Inc.
3.63%, 03/15/29		206	175,873
3.88%, 03/15/31(f)		630	526,478
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(f)		1,621	1,397,675

			5,834,237

Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40		291	274,249
5.45%, 11/01/41		326	289,810

			564,059

Machinery — 1.1%
Chart Industries, Inc.(b)
7.50%, 01/01/30		813	837,390
9.50%, 01/01/31		120	127,050
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(f)(h)		587	534,170
Madison IAQ LLC, 5.88%, 06/30/29(b)(f)		447	349,916
OT Merger Corp., 7.88%, 10/15/29(b)		147	86,730
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(e)	EUR	100	107,730
Terex Corp., 5.00%, 05/15/29(b)(f)	USD	421	391,577
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(f)		1,241	1,104,490
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(f)		552	493,772
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	235	230,786
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(f)	USD	2,166	2,024,921

			6,288,532

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(f)		232	218,873

Media — 7.5%
Altice Financing SA
3.00%, 01/15/28(e)	EUR	100	85,122
5.00%, 01/15/28(b)(f)	USD	462	374,082
5.75%, 08/15/29(b)(f)		1,778	1,418,228
Altice France Holding SA, 10.50%, 05/15/27(b)		576	425,364
AMC Networks, Inc.
4.75%, 08/01/25		283	262,507
4.25%, 02/15/29		157	108,770
Cable One, Inc.
0.00%, 03/15/26(j)(k)		114	93,252
1.13%, 03/15/28(j)		940	720,510
4.00%, 11/15/30(b)(f)		191	155,321
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		711	670,878
5.00%, 02/01/28(b)		527	487,260
6.38%, 09/01/29(b)(f)		955	907,593
4.75%, 03/01/30(b)(f)		368	316,626
4.25%, 02/01/31(b)(f)		1,017	832,934

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
7.38%, 03/01/31(b)(f)	USD	398	$390,024
4.75%, 02/01/32(b)		549	454,287
4.50%, 05/01/32(f)		318	254,583
4.50%, 06/01/33(b)		332	264,276
4.25%, 01/15/34(b)(f)		1,710	1,302,576
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45		3,000	2,779,625
Clear Channel International BV, 6.63%, 08/01/25(b)		507	501,687
Clear Channel Outdoor Holdings, Inc.(b)(f)
5.13%, 08/15/27		1,797	1,623,163
7.75%, 04/15/28		1,036	786,112
7.50%, 06/01/29		1,051	777,734
CMG Media Corp., 8.88%, 12/15/27(b)		841	652,027
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		2,129	2,029,050
CSC Holdings LLC
5.25%, 06/01/24		687	669,814
5.50%, 04/15/27(b)		427	365,088
11.25%, 05/15/28(b)		580	578,028
6.50%, 02/01/29(b)(f)		368	307,255
4.13%, 12/01/30(b)(f)		935	671,033
4.50%, 11/15/31(b)		811	568,149
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)(f)		551	483,541
Discovery Communications LLC, 4.95%, 05/15/42(f)		400	324,124
DISH DBS Corp.(f)
7.75%, 07/01/26		1,070	618,128
5.25%, 12/01/26(b)		1,341	1,024,299
5.75%, 12/01/28(b)		277	196,921
DISH Network Corp., 11.75%, 11/15/27(b)		234	221,047
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27(f)		341	313,885
5.00%, 05/01/28		1,029	903,577
8.75%, 05/15/30(f)		1,409	1,393,643
GCI LLC, 4.75%, 10/15/28(b)		136	116,280
Iliad Holding SASU
6.50%, 10/15/26(b)(f)		1,722	1,656,926
5.63%, 10/15/28(e)	EUR	100	100,455
7.00%, 10/15/28(b)(f)	USD	1,038	982,120
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	170,980
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		313	77,405
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		303	220,732
Live Nation Entertainment, Inc.(b)
5.63%, 03/15/26		22	21,405
6.50%, 05/15/27		1,896	1,917,379
4.75%, 10/15/27(f)		618	572,361
3.75%, 01/15/28		253	226,435
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		209	193,536
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(e)(f)(i)		250	239,656
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(f)		1,045	964,859
4.25%, 01/15/29(f)		295	252,669
4.63%, 03/15/30		105	88,644

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Paramount Global, 5.85%, 09/01/43(f)	USD	645	$552,454
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26(f)		616	479,407
6.50%, 09/15/28		1,468	684,969
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	185,750
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(f)		643	511,404
Sirius XM Radio, Inc.(b)(f)
5.00%, 08/01/27		888	816,786
4.00%, 07/15/28		312	263,437
Stagwell Global LLC, 5.63%, 08/15/29(b)		129	112,153
Summer BC Holdco B SARL, 5.75%, 10/31/26(e)	EUR	100	95,728
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(e)(h)		113	103,912
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	59	56,334
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		400	369,200
Univision Communications, Inc.(b)
5.13%, 02/15/25		110	108,311
6.63%, 06/01/27		132	127,098
7.38%, 06/30/30(f)		270	259,072
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		574	495,328
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	85,832
Warnermedia Holdings, Inc., 6.41%, 03/15/26	USD	115	115,992
Ziggo Bond Co. BV(b)
6.00%, 01/15/27(f)		638	605,282
5.13%, 02/28/30		295	239,703
Ziggo BV, 4.88%, 01/15/30(b)		217	186,822

			41,568,939

Metals & Mining — 2.7%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		250	248,797
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		400	350,700
Arconic Corp.(b)
6.00%, 05/15/25		361	358,910
6.13%, 02/15/28(f)		488	481,618
ATI, Inc.
5.88%, 12/01/27		216	210,938
4.88%, 10/01/29		129	118,932
5.13%, 10/01/31		350	314,953
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(f)		250	228,023
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(f)		1,785	1,770,300
Carpenter Technology Corp.
6.38%, 07/15/28		106	105,073
7.63%, 03/15/30(f)		422	431,624
Commercial Metals Co., 4.38%, 03/15/32		46	39,788
Constellium SE
4.25%, 02/15/26(e)	EUR	100	107,406
5.88%, 02/15/26(b)(f)	USD	1,193	1,187,202
5.63%, 06/15/28(b)		250	240,065
3.75%, 04/15/29(b)		2,013	1,732,619
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	197,600
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28(f)		243	214,579
4.50%, 06/01/31		770	610,202
Metinvest BV(e)
8.50%, 04/23/26		302	192,525
7.65%, 10/01/27		200	120,875
New Gold, Inc., 7.50%, 07/15/27(b)		900	867,537
Nexans SA, 5.50%, 04/05/28(e)	EUR	100	112,129

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(b)(f)
3.25%, 11/15/26	USD	1,042	$953,913
4.75%, 01/30/30		1,059	958,261
3.88%, 08/15/31		1,372	1,148,914
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	300	284,290
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(f)	USD	400	392,018
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		155	140,595
Stillwater Mining Co., 4.00%, 11/16/26(e)		426	382,149
Vedanta Resources Finance II PLC
13.88%, 01/21/24(e)		200	170,250
8.95%, 03/11/25(b)		320	226,400

			14,899,185

Multi-Utilities — 0.0%
Abu Dhabi National Energy Co. PJSC, 4.38%, 01/24/29(g)		200	201,000

Offshore Drilling & Other Services(b) — 0.4%
Entegris Escrow Corp., 4.75%, 04/15/29(f)		1,939	1,803,507
Entegris, Inc.
4.38%, 04/15/28		223	203,383
3.63%, 05/01/29		202	172,973

			2,179,863

Oil, Gas & Consumable Fuels — 12.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		944	916,687
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		382	369,515
5.75%, 01/15/28		75	72,648
5.38%, 06/15/29(f)		263	246,269
Antero Resources Corp., 7.63%, 02/01/29(b)		158	161,747
Apache Corp.
4.25%, 01/15/30(f)		278	254,023
5.10%, 09/01/40(f)		520	445,661
4.75%, 04/15/43		800	623,712
5.35%, 07/01/49		83	64,341
Arcosa, Inc., 4.38%, 04/15/29(b)		477	434,508
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		1,055	1,304,244
8.25%, 12/31/28		1,141	1,126,849
5.88%, 06/30/29		27	24,250
Baytex Energy Corp., 8.50%, 04/30/30		227	228,208
Buckeye Partners LP
4.13%, 03/01/25(b)		345	329,450
5.85%, 11/15/43		182	140,056
5.60%, 10/15/44		117	84,299
Callon Petroleum Co.
8.25%, 07/15/25		56	55,720
6.38%, 07/01/26		208	200,958
8.00%, 08/01/28(b)(f)		1,399	1,380,286
7.50%, 06/15/30(b)(f)		775	736,107
Cellnex Finance Co. SA(e)
1.25%, 01/15/29	EUR	100	92,523
2.00%, 09/15/32		100	87,428
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(j)		100	87,960
Cheniere Energy Partners LP
4.50%, 10/01/29(f)	USD	1,194	1,123,359
4.00%, 03/01/31		537	480,306

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
3.25%, 01/31/32(f)	USD	715	$595,654
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		53	50,687
6.75%, 04/15/29(f)		555	549,408
Civitas Resources, Inc., 5.00%, 10/15/26(b)		113	106,220
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	103,817
CNX Resources Corp., 7.38%, 01/15/31(b)(f)		127	122,532
Comstock Resources, Inc.(b)
6.75%, 03/01/29		376	340,422
5.88%, 01/15/30(f)		1,024	879,076
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(f)		2,219	2,065,222
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		902	864,134
9.25%, 02/15/28(f)		333	332,088
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		67	64,295
6.00%, 02/01/29		369	347,782
8.00%, 04/01/29		57	57,998
7.38%, 02/01/31		126	126,000
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		1,141	1,126,383
5.00%, 05/01/29		81	76,524
DCP Midstream Operating LP(b)
6.45%, 11/03/36		182	190,737
6.75%, 09/15/37		323	350,890
Diamondback Energy, Inc., 6.25%, 03/15/33(f)		785	837,366
DT Midstream, Inc.(b)(f)
4.13%, 06/15/29		415	367,795
4.38%, 06/15/31		527	458,234
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)(f)		352	343,531
Ecopetrol SA
4.13%, 01/16/25(f)		396	378,556
4.63%, 11/02/31		370	274,910
8.88%, 01/13/33		339	327,771
5.88%, 05/28/45		215	139,911
eG Global Finance PLC(b)
6.75%, 02/07/25		252	238,770
8.50%, 10/30/25(f)		299	284,866
Empresa Nacional del Petroleo ENAP, 6.15%, 05/10/33(b)		200	200,990
Enbridge, Inc.(a)(f)
(3-mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,684,468
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		690	631,638
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		567	564,163
Energy Transfer LP
3.75%, 05/15/30(f)		926	851,355
6.13%, 12/15/45		500	488,481
5.30%, 04/15/47		350	306,628
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		581	514,185
EnLink Midstream LLC
5.63%, 01/15/28(b)		450	443,203
5.38%, 06/01/29		341	329,186
6.50%, 09/01/30(b)		300	303,051
EnLink Midstream Partners LP 4.15%, 06/01/25		28	27,074

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP (continued)
4.85%, 07/15/26	USD	160	$155,794
5.60%, 04/01/44		274	227,714
5.45%, 06/01/47		78	65,130
Enterprise Products Operating LLC, (3-mo. LIBOR US + 2.57%), 5.38%, 02/15/78(a)		420	342,316
EQM Midstream Partners LP
6.00%, 07/01/25(b)		44	43,227
4.13%, 12/01/26		131	118,876
4.50%, 01/15/29(b)		34	28,894
7.50%, 06/01/30(b)		108	104,832
4.75%, 01/15/31(b)(f)		804	658,935
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		135	132,156
7.75%, 02/01/28		204	200,784
8.88%, 04/15/30		201	201,270
Gulfport Energy Corp., 8.00%, 05/17/26(b)		47	47,118
Harvest Midstream I LP, 7.50%, 09/01/28(b)		78	76,319
Hess Corp., 4.30%, 04/01/27(f)		750	736,377
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	180,057
5.75%, 02/01/29		283	264,395
6.00%, 02/01/31		20	18,432
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	190,225
HTA Group Ltd., 7.00%, 12/18/25(b)		431	404,817
IHS Holding Ltd.
5.63%, 11/29/26(e)		262	218,164
6.25%, 11/29/28(b)		200	159,350
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,524	1,375,335
ITT Holdings LLC, 6.50%, 08/01/29(b)		437	362,828
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(f)		2,500	2,474,139
Kinetik Holdings LP, 5.88%, 06/15/30(b)(f)		683	654,294
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(e)		75	73,970
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		41	39,770
Matador Resources Co.
5.88%, 09/15/26		401	393,232
6.88%, 04/15/28		290	291,818
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		309	237,080
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	227,938
MPLX LP, 4.25%, 12/01/27(f)		235	229,766
Murphy Oil Corp.
5.88%, 12/01/27		25	24,586
6.13%, 12/01/42		35	29,972
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	158,603
Nabors Industries Ltd.(b)
7.25%, 01/15/26		273	257,323
7.50%, 01/15/28(f)		382	347,613
Nabors Industries, Inc.
5.75%, 02/01/25		1,259	1,228,985
7.38%, 05/15/27(b)(f)		481	466,570
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		1,332	1,268,513
6.50%, 09/30/26		1,708	1,572,778
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		486	465,982
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(f)		270	299,322
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)(f)		1,620	1,599,750
NuStar Logistics LP
6.00%, 06/01/26		234	230,272

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP (continued)
6.38%, 10/01/30	USD	30	$28,890
Occidental Petroleum Corp.
6.95%, 07/01/24		38	38,665
5.88%, 09/01/25		150	151,594
8.88%, 07/15/30		411	482,925
6.63%, 09/01/30(f)		1,047	1,117,672
6.13%, 01/01/31		33	34,497
7.50%, 05/01/31		193	215,336
6.45%, 09/15/36(f)		573	608,096
6.20%, 03/15/40		801	822,253
4.63%, 06/15/45		36	29,514
6.60%, 03/15/46		244	260,380
4.40%, 04/15/46		132	106,312
4.20%, 03/15/48		43	33,559
OQ SAOC, 5.13%, 05/06/28(b)		300	287,258
PDC Energy, Inc.
6.13%, 09/15/24		89	88,331
5.75%, 05/15/26		292	283,449
Permian Resources Operating LLC(b)
5.38%, 01/15/26		82	78,048
7.75%, 02/15/26		718	726,077
6.88%, 04/01/27		196	194,040
5.88%, 07/01/29		503	475,978
Petroleos Mexicanos
6.50%, 03/13/27		359	320,013
8.75%, 06/02/29(f)		357	327,221
5.95%, 01/28/31		435	321,639
6.70%, 02/16/32		220	168,988
Precision Drilling Corp., 6.88%, 01/15/29(b)		16	14,680
Puma International Financing SA, 5.13%, 10/06/24(b)		483	461,265
Range Resources Corp., 4.88%, 05/15/25		18	17,757
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		121	109,423
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	60,948
Shell International Finance BV, 4.38%, 05/11/45(f)		450	418,385
SM Energy Co.
5.63%, 06/01/25		203	198,309
6.75%, 09/15/26(f)		161	158,585
6.63%, 01/15/27		27	26,055
6.50%, 07/15/28		222	210,345
Southwestern Energy Co.
5.38%, 02/01/29(f)		260	245,122
4.75%, 02/01/32		6	5,291
Suncor Energy, Inc., 6.50%, 06/15/38(f)		800	861,794
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		75	74,589
5.88%, 03/15/28		147	143,693
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		16	16,122
6.00%, 03/01/27		53	51,136
5.50%, 01/15/28		98	90,666
6.00%, 12/31/30		36	31,973
6.00%, 09/01/31		168	148,751
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		982	943,515
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		228	232,384
Transocean, Inc.(b)
7.50%, 01/15/26		316	291,472
11.50%, 01/30/27		239	244,612

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.(b) (continued)
8.75%, 02/15/30	USD	1,276	$1,287,471
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,114	1,000,593
4.13%, 08/15/31(f)		1,172	1,038,219
3.88%, 11/01/33(f)		1,924	1,622,352
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		204	189,296
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		349	316,019
Western Midstream Operating LP
6.15%, 04/01/33		95	96,597
5.45%, 04/01/44		934	812,125
5.30%, 03/01/48		43	36,288
5.50%, 08/15/48		103	88,084
5.50%, 02/01/50(f)		978	829,709
Williams Cos, Inc., 4.50%, 11/15/23(f)		1,750	1,742,050

			69,619,146

Passenger Airlines — 1.4%
Air Canada, 3.88%, 08/15/26(b)		495	458,213
Allegiant Travel Co., 7.25%, 08/15/27(b)		147	145,181
American Airlines, Inc.(b)
11.75%, 07/15/25		1,305	1,435,577
7.25%, 02/15/28		92	89,482
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		267	261,690
5.75%, 04/20/29		1,251	1,188,853
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		304	253,021
Deutsche Lufthansa AG, 3.75%, 02/11/28(e)	EUR	100	102,267
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(f)	USD	260	242,221
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(f)		1,158	1,156,273
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29(f)		649	648,846
Series 2020-1, Class B, 4.88%, 07/15/27		41	39,844
United Airlines, Inc.(b)(f)
4.38%, 04/15/26		694	662,783
4.63%, 04/15/29		877	793,709

			7,477,960

Pharmaceuticals — 1.3%
AbbVie, Inc.
4.75%, 03/15/45		500	471,958
4.45%, 05/14/46(f)		1,000	902,903
Bayer AG, (5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(e)	EUR	100	102,262
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(e)		100	99,584
CVS Health Corp., 5.05%, 03/25/48(f)	USD	1,110	1,036,213
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	100,824
Jazz Securities DAC, 4.38%, 01/15/29(b)(f)	USD	200	183,813
Option Care Health, Inc., 4.38%, 10/31/29(b)		314	282,330
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)(f)
4.13%, 04/30/28		1,153	1,060,765
5.13%, 04/30/31		536	477,599
Rossini SARL, 6.75%, 10/30/25(e)	EUR	166	183,105
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	111,486
Teva Pharmaceutical Finance Netherlands III BV 7.13%, 01/31/25	USD	200	203,250

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
3.15%, 10/01/26	USD	655	$590,319
4.75%, 05/09/27		200	186,163
6.75%, 03/01/28		200	199,500
7.88%, 09/15/29		200	208,900
8.13%, 09/15/31		200	210,252
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(f)		650	621,919

			7,233,145

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		128	120,096

Real Estate Management & Development — 0.5%
Agps Bondco PLC, 2.75%, 11/13/26(e)(l)(m)	EUR	200	84,846
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(e)(l)(m)	USD	200	29,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(e)(f)		200	153,975
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(h)		218	37,215
Fantasia Holdings Group Co. Ltd.(l)(m)
11.75%, 04/17/22(e)		430	40,850
11.88%, 06/01/23(e)		200	19,000
9.25%, 07/28/23(e)		400	38,000
0.00%, 12/31/79		200	19,000
Fastighets AB Balder, (5-year EUR Swap + 3.19%), 2.87%, 06/02/81(a)(e)	EUR	100	74,125
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	USD	120	117,349
Heimstaden Bostad AB, (5-year EUR Swap + 3.15%), 2.63%(a)(e)(i)	EUR	100	58,116
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	106	95,689
MAF Sukuk Ltd.(e)
4.64%, 05/14/29(f)		325	321,202
3.93%, 02/28/30		262	247,721
Modern Land China Co. Ltd., (2.00% Cash or 9.00% PIK), 9.00%, 12/30/26(e)(h)(l)(m)		226	14,485
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		375	278,437
5.25%, 04/15/30		173	123,342
Ronshine China Holdings Ltd., 7.35%, 12/15/23(e)(l)(m)		23	1,495
Shui On Development Holding Ltd., 5.75%, 11/12/23(e)		200	195,475
Sinic Holdings Group Co. Ltd., 10.50%, 12/31/79(l)(m)		200	2,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	165,850
VICI Properties LP, 5.13%, 05/15/32		805	768,241

			2,885,413

Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG, 6.00%, 07/31/25(e)	EUR	100	102,076
Broadcom, Inc.(f)
4.30%, 11/15/32	USD	732	671,172
3.42%, 04/15/33(b)		527	443,545
3.14%, 11/15/35(b)		160	123,866
Marvell Technology, Inc., 2.95%, 04/15/31(f)		302	252,056
QUALCOMM, Inc., 4.65%, 05/20/35(f)		400	403,406
Sensata Technologies BV(b)
5.00%, 10/01/25		368	362,329
5.88%, 09/01/30		309	303,435

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	USD	1,020	$929,092
Synaptics, Inc., 4.00%, 06/15/29(b)(f)		216	182,520

			3,773,497

Software — 2.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		510	508,087
Alteryx, Inc., 8.75%, 03/15/28		320	311,091
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		501	452,153
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	108,642
7.13%, 10/02/25(b)	USD	761	758,725
9.13%, 03/01/26(b)		629	613,167
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(f)		662	655,472
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)(f)		4,064	3,660,112
Cloud Software Group, Inc., 9.00%, 09/30/29		1,904	1,636,107
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		53	46,102
Elastic NV, 4.13%, 07/15/29(b)		481	416,161
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	168,000
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		294	257,543
MicroStrategy, Inc., 6.13%, 06/15/28(b)(f)		577	521,475
Open Text Corp., 6.90%, 12/01/27(b)		1,133	1,170,222
Oracle Corp.(f)
6.25%, 11/09/32		648	699,609
3.60%, 04/01/50		250	177,753
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(f)		1,438	1,391,863
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(f)		372	282,279

			13,834,563

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		631	603,802

Specialty Retail(b) — 0.4%
Arko Corp., 5.13%, 11/15/29		232	187,989
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		436	412,085
7.75%, 02/15/29		895	882,587
Staples, Inc., 7.50%, 04/15/26		526	443,595

			1,926,256

Technology Hardware, Storage & Peripherals — 0.1%
Coherent Corp., 5.00%, 12/15/29(b)(f)		828	745,308

Textiles, Apparel & Luxury Goods(b) — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/26		124	116,859
9.00%, 02/15/31		372	380,797

			497,656

Tobacco(f) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	608,602
Philip Morris International, Inc., 4.38%, 11/15/41		900	781,046
Reynolds American, Inc., 5.85%, 08/15/45		715	646,579

			2,036,227

Transportation Infrastructure — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		320	245,860

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	274	$268,794
Azzurra Aeroporti SpA, 2.63%, 05/30/27(e)	EUR	100	97,245
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(e)(i)	USD	456	455,002
FedEx Corp.(f)
3.90%, 02/01/35		500	450,638
4.75%, 11/15/45		500	452,225
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	175,350
Heathrow Finance PLC, 4.13%, 09/01/29(e)(n)	GBP	100	104,587
Mexico City Airport Trust, 5.50%, 07/31/47(e)	USD	308	236,159
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(f)		520	506,412
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		109	111,723

			3,103,995

Utilities — 0.3%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(e)		223	192,340
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)		200	189,970
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		91	83,670
6.50%, 10/15/28		83	72,625
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	216,460
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		471	438,184
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)(f)		162	158,511
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		18	17,637
5.63%, 02/15/27(f)		254	247,726
5.00%, 07/31/27		18	17,106
4.38%, 05/01/29		191	170,765

			1,804,994

Wireless Telecommunication Services — 1.1%
Altice France SA/France
5.88%, 02/01/27(e)	EUR	100	95,314
8.13%, 02/01/27(b)(f)	USD	570	508,961
5.50%, 01/15/28(b)		357	281,048
5.13%, 01/15/29(b)		201	148,545
5.13%, 07/15/29(b)		1,206	891,651
5.50%, 10/15/29(b)		200	149,716
Kenbourne Invest SA(b)
6.88%, 11/26/24		205	135,467
4.70%, 01/22/28		200	106,750
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		345	327,405
Millicom International Cellular SA, 5.13%, 01/15/28(e)		283	249,448
SBA Communications Corp., 3.13%, 02/01/29(f)		1,409	1,205,401
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		69	68,663
3.50%, 02/15/25		140	134,525
4.25%, 12/01/26		135	128,640

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.63%, 12/01/29	USD	696	$646,451
4.13%, 08/15/30		488	435,086
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(e)	GBP	100	101,671
4.50%, 07/15/31(e)		100	97,800
4.75%, 07/15/31(b)(f)	USD	562	478,901

			6,191,443

Total Corporate Bonds — 80.3% (Cost: $477,511,252)			446,271,503

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.3%
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		748	714,985
Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.83%, 02/01/28		966	945,458

			1,660,443

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.00%, 01/24/30		38	28,500

Broadline Retail — 0.0%
PUG LLC, USD Term Loan, (1-mo. LIBOR US + 3.50%), 8.52%, 02/12/27		120	94,510

Capital Markets — 0.1%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.52%, 07/31/26		153	151,756
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 08/02/29		232	207,321

			359,077

Chemicals — 0.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.77%, 09/30/28		237	215,652
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.77%, 11/24/28		118	104,842
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.71%, 08/27/26		281	277,875
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.28%, 10/04/29		666	637,458

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Chemicals (continued)
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.48%, 03/29/28	USD	277		$275,789
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		254		253,468

				1,765,084

Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp., Term Loan B, (3‑mo. LIBOR US at 0.50% Floor + 4.25%), 9.54%, 12/15/28		606		496,436
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.50%), 13.77%, 11/02/28(c)		201		130,650

				627,086

Construction & Engineering — 0.5%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. LIBOR US + 4.00%), 9.02%, 01/29/27(c)		79		76,015
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.24%, 06/21/24		2,569		2,413,337
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.90%, 09/14/29		158		155,523

				2,644,875

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/24(c)(l)(m)		56		4,200

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term Loan B, (1‑mo. CME Term SOFR + 4.00%), 8.80%, 08/14/26		176		175,368
Trident TPI Holdings, Inc., 2023 USD Term Loan, 09/15/28(o)		329		320,005

				495,373

Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.83%, 12/10/29		157		136,001
2021 Term Loan, 12/11/28(o)		139		126,755
Sotheby’s, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		—	(d)	1
WCG Purchaser Corp., 2019 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		78		74,433

				337,190

Diversified Telecommunication Services — 0.2%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.81%, 05/01/28		222		211,296

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.25%), 8.27%, 09/25/26	USD	74	$61,056
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. LIBOR US + 3.00%), 8.02%, 03/09/27		794	643,809

			916,161

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. LIBOR US + 3.00%), 8.02%, 06/28/24		17	11,614

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.23%, 01/15/30		60	60,045
EP Purchaser LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 11/06/28		82	81,907

			141,952

Financial Services — 0.1%
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		274	251,622
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.73%, 10/19/27		426	421,530

			673,152

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.60%, 10/25/27		61	60,704

Ground Transportation — 0.0%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 9.62%, 04/06/28		142	135,694

Health Care Equipment & Supplies — 0.1%
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.46%, 05/10/27		172	167,054
Chariot Buyer LLC, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 11/03/28		327	317,193

			484,247

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., 2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 12.92%, 03/31/27		78	60,913
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. LIBOR US + 3.75%), 9.02%, 11/16/25		146	136,932
Quorum Health Corp., 2020 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.25%), 13.24%, 04/29/25		279	163,746
Surgery Center Holdings, Inc., 2021 Term Loan, (1- mo. LIBOR US at 0.75% Floor + 3.75%), 8.70%, 08/31/26		207	206,768

			568,359

Health Care Technology — 0.6%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.46%, 02/15/29		1,985	1,857,433

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28	USD	364	$337,081
Verscend Holding Corp., 2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.02%, 08/27/25		1,236	1,233,464

			3,427,978

Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.98%, 01/27/29		468	455,190
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.08%, 12/15/27		204	200,003
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. LIBOR US + 2.25%), 7.41%, 07/21/26		39	38,896

			694,089

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.37%, 02/26/29(c)		275	249,492
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.01%, 10/06/28		532	448,233

			697,725

Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.38%, 11/05/27		122	121,320
Hub International Ltd.
2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.25%), 8.51%, 04/25/25		125	124,279
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.73%, 11/10/29		117	116,419
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.08%, 09/01/27		232	231,372

			593,390

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.05%, 02/16/28		125	120,356
Camelot Finance SA, Term Loan B, (1-mo. LIBOR US + 3.00%), 8.02%, 10/30/26		168	167,865
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.53%, 01/29/26		34	34,382

			322,603

IT Services — 0.2%
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.83%, 07/31/28		117	116,250
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.00%, 10/01/27		555	533,961
Quartz Acquireco LLC, Term Loan B, 04/14/30(c)(o)		191	190,045
TierPoint LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.77%, 05/05/26		64	61,411

			901,667

Security		Par (000)	Value

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.76%, 05/25/27	USD	131	$130,559

Machinery — 0.4%
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.40%, 11/22/29		374	371,371
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.58%, 04/05/29		339	326,651
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.15%, 03/28/25		1,850	1,769,393

			2,467,415

Media — 0.6%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3- mo. LIBOR US at 1.00% Floor + 7.25%), 12.06%, 09/01/25		311	270,640
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 08/21/26		1,580	1,486,633
DirecTV Financing LLC, Term Loan, (1-mo. LIBOR US at 0.75% Floor + 5.00%), 10.02%, 08/02/27		1,075	1,030,305
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.08%, 02/01/29		541	533,301

			3,320,879

Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 9.00%), 14.21%, 11/01/25		2,934	3,106,099
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		321	311,612
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 09/19/29		143	142,182

			3,559,893

Passenger Airlines — 0.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		748	752,318
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		257	255,579
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		194	201,861
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.80%, 10/20/27		343	354,998
United Airlines, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.77%, 04/21/28		772	768,510

			2,333,266

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.56%, 05/04/25		89	82,922

Professional Services — 0.1%
CoreLogic, Inc., Term Loan, 06/02/28(o)		166	148,540

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services (continued)
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.73%, 04/29/29(c)	USD	170	$151,429
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.90%, 02/28/27		91	89,737

			389,706

Software — 1.4%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 5.50%), 10.52%, 02/27/26		529	510,263
2021 USD Term Loan, (1-mo. LIBOR US + 3.75%), 8.77%, 10/02/25		212	209,299
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.15%, 07/06/29		129	128,482
Cloud Software Group, Inc., 2022 USD Term Loan, (2-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.50%, 03/30/29		807	753,456
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29		442	389,506
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.83%, 10/08/28		340	327,930
Delta TopCo, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.66%, 12/01/27		310	296,378
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.83%, 03/11/28		90	87,900
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		795	667,489
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		530	398,825
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.65%, 03/01/29		872	821,315
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.23%, 02/23/29		66	61,022
2023 Term Loan, 0.00%, 04/25/28		825	790,969
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		195	173,550
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.25%), 11.27%, 08/31/29		472	447,063
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.52%, 12/17/27		71	54,940
2021 Term Loan B2, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.52%, 12/17/27		114	87,902
Sophia LP, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		772	761,511
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. LIBOR US + 1.75%), 6.77%, 04/16/25		86	85,413

Security		Par (000)		Value

Software (continued)
SS&C Technologies, Inc. (continued)
2018 Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.77%, 04/16/25	USD	68		$67,885
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		556		533,634
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		208		203,930

				7,858,662

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, (3-mo. LIBOR US + 5.00%), 9.81%, 04/16/26		—	(d)	2

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.58%, 02/20/29		273		272,871
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.73%, 03/08/30		138		137,224

				410,095

Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.47%, 06/02/28		287		272,865

Transportation Infrastructure — 0.2%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.78%, 07/02/29		423		420,106
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 5.75%), 10.77%, 09/21/29		34		33,320
MHI Holdings LLC, Term Loan B, (1-mo. LIBOR US + 5.00%), 10.02%, 09/21/26		352		351,276

				804,702

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.27%, 05/28/24		700		631,299

Total Floating Rate Loan Interests — 7.2% (Cost: $41,492,972)				39,907,938

Foreign Government and Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(e)		200		178,475

Chile — 0.1%
Chile Government International Bond
4.34%, 03/07/42		200		181,662
4.00%, 01/31/52(f)		200		165,913

				347,575

Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26		542		513,816
3.88%, 04/25/27		200		179,662

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.13%, 04/15/31(f)	USD	677	$501,107
8.00%, 04/20/33		544	541,722

			1,736,307

Dominican Republic — 0.3%
Dominican Republic International Bond
6.88%, 01/29/26(e)		207	210,661
5.95%, 01/25/27(e)		523	518,195
5.50%, 02/22/29(b)		260	247,374
4.50%, 01/30/30(b)		452	399,116
7.05%, 02/03/31(b)		150	152,297
4.88%, 09/23/32(b)		339	291,392

			1,819,035

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	99,600

Guatemala — 0.2%
Guatemala Government Bond
4.50%, 05/03/26(e)(f)		200	195,037
5.25%, 08/10/29(b)		200	194,663
5.38%, 04/24/32(b)		200	194,912
4.65%, 10/07/41(b)		401	327,141

			911,753

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24		64	64,052
5.25%, 06/16/29(b)		250	247,234

			311,286

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)		200	200,413

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)(f)		731	695,958

Mexico — 0.2%
Mexico Government International Bond
3.75%, 01/11/28(f)		805	777,227
4.88%, 05/19/33		200	193,663
6.35%, 02/09/35		200	214,037

			1,184,927

Morocco — 0.0%
Morocco Government International Bonds, 5.95%, 03/08/28		200	205,100

Nigeria — 0.1%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		400	325,075

Oman — 0.1%
Oman Government International Bond(e)
6.50%, 03/08/47		309	289,166
6.75%, 01/17/48(f)		309	298,243

			587,409

Security		Par (000)	Value

Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30(f)	USD	396	$349,792
6.40%, 02/14/35		337	356,335
6.85%, 03/28/54		200	208,500

			914,627

Paraguay — 0.1%
Paraguay Government International Bond
4.95%, 04/28/31(b)		200	193,225
5.60%, 03/13/48(e)		210	183,461
5.40%, 03/30/50(e)		400	340,825

			717,511

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		379	367,583
Peruvian Government International Bond(f)
2.78%, 01/23/31		233	201,734
1.86%, 12/01/32		712	550,376

			1,119,693

Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33		138	140,096
5.50%, 04/04/53		211	219,084

			359,180

Romania — 0.3%
Romanian Government International Bond
5.25%, 11/25/27(b)		336	331,548
2.88%, 03/11/29(e)	EUR	365	345,334
2.50%, 02/08/30(e)		381	338,299
2.12%, 07/16/31(e)		428	348,345

			1,363,526

Saudi Arabia — 0.2%
Saudi Government International Bond
4.75%, 01/18/28(b)	USD	275	279,864
4.50%, 04/17/30(e)(f)		362	365,236
5.00%, 01/18/53(b)		371	351,360

			996,460

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(e)(f)		231	181,306

South Africa — 0.2%
Republic of South Africa Government International Bond
4.85%, 09/30/29		210	188,383
5.88%, 04/20/32(f)		390	353,998
5.00%, 10/12/46		501	340,618

			882,999

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(e)(f)(l)(m)		400	132,200

Ukraine — 0.0%
Ukraine Government International Bond(l)(m) 8.99%, 02/01/26(e)		224	38,682

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond(l)(m) (continued)
7.75%, 09/01/27(e)	USD	226	$39,028
7.25%, 03/15/35(b)		371	60,125

			137,835

Total Foreign Government and Agency Obligations — 2.8% (Cost: $16,867,988)			15,408,250

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(k)		1,230	206,567

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	801,358

Total Municipal Bonds — 0.2% (Cost: $1,016,527)			1,007,925

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 12.8%
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		20	10,131
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,829	828,799
Series 2007-19, Class 1A1, 6.00%, 08/25/37		546	282,504
Bravo Residential Funding Trust
4.85%, 09/25/62		425	411,805
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)		717	629,608
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		415	424,353
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1-mo. LIBOR US + 0.65%), 5.67%, 07/25/37(a)		2,655	754,120
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,466	582,951
CIM TRUST, 6.03%, 04/25/58		1,364	1,362,165
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.78%, 11/25/36(a)		771	721,839
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,464,104
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,566,408
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,416	1,388,766
Series 2022-7, Class A1, 5.16%, 04/25/67		2,453	2,421,505
Series 2022-9, Class A1, 6.79%, 12/25/67		352	356,172
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1-mo. LIBOR US + 0.45%), 5.47%, 05/25/35(a)		1,295	1,117,445
Series 2006-40T1, Class 2A5, (1-mo. LIBOR US + 0.40%), 5.42%, 12/25/36(a)		2,261	476,067
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,402	703,584
Series 2006-J7, Class 2A1, (1-mo. LIBOR US + 1.50%), 6.35%, 11/20/46(a)		2,930	2,149,073
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 4.31%, 11/25/46(a)		4,274	3,559,236
Series 2006-OA16, Class A2, (1-mo. LIBOR US + 0.38%), 5.40%, 10/25/46(a)		2,820	2,524,374

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-OA18, Class A1, (1-mo. LIBOR US + 0.24%), 5.26%, 12/25/46(a)	USD	1,635	$1,396,012
Series 2006-OA6, Class 1A1A, (1-mo. LIBOR US + 0.42%), 5.44%, 07/25/46(a)		3,373	2,848,963
Series 2006-OA8, Class 1A1, (1-mo. LIBOR US + 0.38%), 5.40%, 07/25/46(a)		1,113	946,461
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,360	1,588,568
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,631	803,104
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,074	2,994,264
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,050	2,299,997
Series 2007-4CB, Class 1A3, (1-mo. LIBOR US + 0.35%), 5.37%, 04/25/37(a)		1,626	1,238,660
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 4.30%, 03/25/47(a)		1,947	1,611,044
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1-mo. LIBOR US + 0.40%), 5.42%, 04/25/46(a)		4,067	3,749,427
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,854	2,788,799
Csmc Trust(a)(b)
Series 2011-4R, Class 1A2, (1-mo. LIBOR US + 1.50%), 6.16%, 09/27/37		1,206	1,002,499
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	899,749
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	480,952
Series 2021-2, Class A1, 0.93%, 06/25/66		211	170,896
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		994	961,407
GS Mortgage-Backed Securities Trust, Series 2021- PJ7, Class A2, 2.50%, 01/25/52(a)(b)		2,128	1,748,084
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,072	1,050,952
JP Morgan Mortgage Trust
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		549	527,435
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		346	331,251
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)(b)		2,000	1,479,334
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.94%, 05/26/37(b)		4,084	3,897,066
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,709	1,502,074
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		585	588,893
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		499	500,496
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1-mo. LIBOR US + 0.60%), 5.62%, 08/25/36(a)		6,255	1,178,710
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		720	710,900
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		706	680,056
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,336,526
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	881,075
Verus Securitization Trust(b) Series 2022-3, Class A1, 4.13%, 02/25/67		495	467,130

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(b) (continued)
Series 2022-7, Class A1, 5.15%, 07/25/67	USD	1,913	$1,880,834
Series 2022-INV2, Class A1, 6.79%, 10/25/67		536	540,787
Series 2023-1, Class A1, 5.85%, 12/25/67		340	340,338

			71,157,752

Commercial Mortgage-Backed Securities — 3.4%
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(b)		2,000	1,976,376
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 5.92%, 10/15/36		1,078	1,066,391
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 5.87%,12/15/38		600	580,479
Series 2021-SOAR, Class A, (1-mo. LIBOR US + 0.67%), 5.62%, 06/15/38		1,599	1,547,315
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 5.90%, 02/15/39		1,551	1,502,780
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.80%, 02/15/36		1,650	1,589,302
Series 2021-SDMF, Class A, (1-mo. LIBOR US + 0.59%), 5.54%, 09/15/34		199	191,277
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.05%, 10/15/39		650	648,371
Cold Storage Trust, Class A, (1-mo. LIBOR US + 0.90%), 5.85%, 11/15/37(a)(b)		101	98,962
Csmc Trust, Series 2020-NET, Class A, 2.26%, 08/15/37(b)		489	440,717
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. LIBOR US + 2.25%), 7.20%, 07/15/38(a)(b)		322	309,235
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39(b)		3,800	3,546,671
GS Mortgage Securities Corp. Trust, Series 2022- SHIP, Class A, (1-mo. CME Term SOFR + 0.73%), 5.62%, 08/15/36(a)(b)		600	595,932
Independence Plaza Trust 2018-INDP, Series 2018- INDP, Class A, 3.76%, 07/10/35(b)		1,000	946,368
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.15%, 03/15/39(a)(b)		1,600	1,563,949
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. LIBOR US + 1.00%), 6.02%, 04/25/31(a)(b)		203	201,849
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.08%, 05/15/37(a)(b)		500	482,450
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59		1,600	1,510,297

			18,798,721

Total Non-Agency Mortgage-Backed Securities — 16.2% (Cost: $105,977,860)			89,956,473

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 3.8%(a)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(f)(i)	USD	395	$345,131

Banks(i) — 1.0%
AIB Group PLC, 5.25%(e)	EUR	200	200,647
Banco Mercantil del Norte SA(b)
5.88%	USD	205	177,709
6.75%		292	279,736
Bank of East Asia Ltd., 5.88%(e)		250	227,937
Industrial & Commercial Bank of China Ltd., 3.20%(e)		210	196,849
Kasikornbank PCL, 5.28%(e)(f)		246	228,519
Nordea Bank Abp, 3.75%(b)		560	420,970
PNC Financial Services Group, Inc.(f)
6.25%, 12/31/99		380	348,270
Series V, 6.20%		377	355,024
Rizal Commercial Banking Corp., 6.50%(e)		200	177,250
Wells Fargo & Co., Series S, 5.90%(f)		3,000	2,828,700

			5,441,611

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(f)(i)		2,845	2,377,396

Diversified Telecommunication Services(e)(i) — 0.1%
Telefonica Europe BV
7.13%	EUR	100	111,980
6.14%		200	213,218

			325,198

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(i)	USD	220	188,060
EDP - Energias de Portugal SA, 5.94%, 04/23/83(e)	EUR	100	108,537
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,500	2,257,519

			2,554,116

Financial Services(i) — 1.5%
Bank of America Corp., Series X, 6.25%(f)		2,925	2,859,480
Barclays PLC
4.38%		585	387,517
8.00%		275	240,872
BNP Paribas SA, 6.88%(e)	EUR	200	204,403
Credit Agricole SA, 4.75%(b)	USD	260	199,940
HSBC Holdings PLC, 6.00%(f)		695	614,032
Lloyds Banking Group PLC, 8.00%		345	315,502
NatWest Group PLC, 6.00%		1,185	1,110,819
Societe Generale SA, 6.75%(b)(f)		3,000	2,347,020
Woori Bank, 4.25%(e)		250	237,313

			8,516,898

Independent Power and Renewable Electricity Producers(b)(i) — 0.2%
NRG Energy, Inc., 10.25%		595	583,741
Vistra Corp., 7.00%		307	275,326

			859,067

Media — 0.0%
SES SA, 2.88%(e)(i)	EUR	100	89,510

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels(e)(i) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	$97,421
Repsol International Finance BV, 4.25%		100	98,859

			196,280

Real Estate Management & Development — 0.0%
Aroundtown SA, 3.38%(e)(i)		100	48,175

Utilities — 0.0%
Electricite de France SA, 3.00%(e)(i)		200	180,436

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC
3.25%, 06/04/81	USD	58	50,742
2.63%, 08/27/80(e)	EUR	100	98,869

			149,611

			21,083,429

		Shares

Preferred Stocks — 1.5%(a)(i)

Capital Markets — 1.5%
Goldman Sachs Group, Inc., Series J		175,000	4,392,500
Morgan Stanley
Series F		100,000	2,538,000
Series K		60,125	1,503,726

			8,434,226

Total Preferred Securities — 5.3% (Cost: $32,350,248)			29,517,655

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.0%
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	USD	4,829	4,678,105
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		616	573,016

			5,251,121

Mortgage-Backed Securities — 22.8%
Fannie Mae Mortgage-Backed Securities(f)
1.50%, 06/01/31		4,890	4,523,687
4.50%, 07/01/55		6,857	6,856,077
4.00%, 02/01/56 - 04/01/56		7,346	7,042,297
Freddie Mac Mortgage-Backed Securities, 1.50%, 05/01/31(f)		3,516	3,238,232
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 05/12/52(f)(p)		20,150	19,840,592
4.00%, 02/01/34 - 09/01/52(f)		56,303	54,053,316
3.50%, 03/25/52(p)		10,000	9,291,406
5.00%, 05/11/53(p)		11,000	10,936,836
5.50%, 05/11/53(p)		11,000	11,090,234

			126,872,677

Total U.S. Government Sponsored Agency Securities — 23.8% (Cost: $136,242,072)			132,123,798

Security		Shares	Value

Warrants

Entertainment — 0.0%
Aviron Capital LLC, (Expires 12/16/31)(c)(m)		10	$—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 154.6% (Cost: $918,786,204)			858,417,107

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.72%(q)(r)		8,479,460	8,479,460

Total Short-Term Securities — 1.5% (Cost: $8,479,460)			8,479,460

Total Investments Before TBA Sale Commitments — 156.1% (Cost: $927,265,664)			866,896,567

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (1.5)%
Uniform Mortgage-Backed Securities, 4.00%, 06/25/52(p)	USD	(8,500)	(8,124,805)

Total TBA Sale Commitments — (1.5)% (Proceeds: $(8,125,137))			(8,124,805)

Total Investments, Net of TBA Sale Commitments — 154.6% (Cost: $919,140,527)			858,771,762

Liabilities in Excess of Other Assets — (54.6)%			(303,321,058)

Net Assets — 100.0%			$555,450,704

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than 1,000.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,782,913	$—	$ (3,303,453	)(a)	$—	$—	$8,479,460	8,479,460	$209,946	$—

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

HSBC Securities (USA), Inc.	5.00	%(b)	12/28/22	Open		$408,425	$414,968	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	12/28/22	Open		304,500	309,378	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	12/28/22	Open		455,000	462,289	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	02/03/23	Open		247,263	250,056	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	02/17/23	Open		205,100	206,992	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		308,441	311,061	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/24/23	Open		450,521	454,347	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/27/23	Open		339,295	342,085	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		221,250	223,071	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	02/28/23	Open		310,040	312,592	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.65	(b)	03/06/23	Open		236,848	238,491	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		731,250	736,658	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/06/23	Open		351,073	353,669	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.00	(b)	03/06/23	Open		1,061,547	1,069,480	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.10	(b)	03/06/23	Open		452,800	456,122	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/06/23	Open		1,956,144	1,970,760	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/06/23	Open		203,870	205,390	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/07/23	Open		279,680	281,725	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		451,162	454,257	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/09/23	Open		215,683	217,162	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		297,510	299,559	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	03/09/23	Open		222,750	224,284	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		2,350,000	2,364,769	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/15/23	Open		605,069	608,871	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.65		03/23/23	05/10/23		192,290	193,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00		03/23/23	05/10/23		480,562	482,592	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25		03/23/23	05/10/23		354,375	355,965	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		03/23/23	05/10/23		397,575	399,463	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		03/23/23	05/10/23		2,686,250	2,699,010	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65		03/23/23	05/10/23		916,456	920,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.72		03/23/23	05/10/23		860,000	864,285	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.82		03/23/23	05/10/23		270,461	271,837	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23		241,258	242,493	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23		670,647	674,081	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23		143,450	144,184	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23		1,212,675	1,218,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		03/23/23	05/10/23		1,590,260	1,598,401	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		425,149	427,348	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		323,764	325,438	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		712,177	715,861	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		445,508	447,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		335,000	336,733	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	4.90%		03/23/23	05/10/23		$189,040	$190,018	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		415,504	417,653	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		455,812	458,170	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		294,188	295,709	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		335,283	337,017	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		141,000	141,729	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		271,306	272,710	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		566,756	569,688	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		79,463	79,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		802,500	806,651	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		655,191	658,580	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		393,158	395,191	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		285,863	287,341	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		356,870	358,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		355,000	356,836	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		603,322	606,443	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		03/23/23	05/10/23		109,311	109,877	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		711,370	715,087	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		165,010	165,872	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		301,250	302,824	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		320,625	322,300	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		355,100	356,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		490,906	493,471	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		583,875	586,926	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		303,880	305,468	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		621,641	624,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		348,125	349,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		269,280	270,687	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		03/23/23	05/10/23		480,000	482,508	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,008,712	1,014,036	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		538,200	541,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		82,039	82,472	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		195,570	196,602	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		197,730	198,774	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,070,557	1,076,208	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		409,758	411,920	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		143,750	144,509	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		333,923	335,685	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		80,194	80,617	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,326,614	1,333,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		249,783	251,101	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		667,920	671,445	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		667,732	671,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		310,650	312,290	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,202,860	1,209,208	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		489,880	492,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		741,600	745,514	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		445,802	448,155	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		495,342	497,957	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		143,500	144,257	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		116,121	116,734	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		308,550	310,178	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		361,425	363,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		1,547,440	1,555,607	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		03/23/23	05/10/23		350,000	351,847	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.03		03/23/23	05/10/23		2,008,125	2,018,787	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		126,819	127,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		410,091	412,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		232,444	233,693	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		333,350	335,141	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.09		03/23/23	05/10/23		408,065	410,257	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	5.00	(b)	03/23/23	Open		1,532,000	1,540,086	Corporate Bonds	Open/Demand

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	5.00	%(b)	03/23/23	Open		$560,805	$563,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	03/23/23	Open		1,095,109	1,100,889	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.00		03/24/23	05/10/23		2,415,000	2,426,740	Capital Trusts	Up to 30 Days
BNP Paribas S.A.	4.75	(b)	03/24/23	Open		963,989	968,440	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/24/23	Open		217,195	218,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	03/24/23	Open		512,262	514,728	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.00	(b)	03/24/23	Open		1,288,560	1,294,824	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.00	(b)	03/27/23	Open		692,812	696,084	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.89	(b)	03/27/23	Open		997,802	1,002,411	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	03/27/23	Open		325,710	327,254	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		446,250	448,349	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		245,875	247,031	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		837,390	841,329	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/27/23	Open		421,583	423,565	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		609,040	611,916	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		516,806	519,247	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		584,187	586,946	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		546,000	548,578	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		431,875	433,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		387,000	388,828	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		807,000	810,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		1,284,375	1,290,440	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		645,937	648,988	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,163,250	2,173,465	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		343,000	344,620	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		341,000	342,610	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		360,000	361,700	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		171,875	172,687	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		479,050	481,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		332,538	334,108	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		731,250	734,703	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		566,250	568,924	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		568,750	571,436	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		2,007,510	2,016,990	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		420,625	422,611	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		310,515	311,981	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		309,500	310,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		384,000	385,813	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		771,562	775,206	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		618,625	621,546	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		217,963	218,992	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		1,129,687	1,135,022	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/27/23	Open		256,525	257,736	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		294,810	296,199	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		207,953	208,933	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	03/27/23	Open		225,938	227,002	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	03/29/23	Open		776,169	779,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	03/29/23	Open		670,680	673,661	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	03/30/23	Open		314,090	314,360	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		412,100	413,867	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		344,250	345,726	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	03/30/23	Open		670,000	672,873	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.10		03/31/23	05/10/23		1,540,770	1,546,882	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.99	(b)	03/31/23	Open		298,124	299,405	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.95		04/10/23	05/11/23		2,008,800	2,014,324	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95		04/10/23	05/11/23		426,250	427,422	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95		04/10/23	05/11/23		434,375	435,570	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.95		04/10/23	05/11/23		195,213	195,749	Capital Trusts	Up to 30 Days
Barclays Bank PLC	5.10		04/10/23	05/11/23		1,152,500	1,155,765	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		04/10/23	05/11/23		403,650	404,603	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		04/10/23	05/11/23		65,975	66,131	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	4.95%	04/10/23	05/11/23		$398,738	$399,834	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	04/10/23	05/11/23		259,125	259,838	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.05	04/10/23	05/11/23		1,178,181	1,181,487	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.05	04/10/23	05/11/23		678,750	680,654	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.10	04/10/23	05/11/23		1,339,585	1,343,380	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.10	04/10/23	05/11/23		1,182,755	1,186,106	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25	04/11/23	05/10/23		278,160	278,637	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.10	04/11/23	05/11/23		1,012,559	1,015,284	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,501,042	1,504,802	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,929,526	1,934,359	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		689,021	690,747	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		4,790,691	4,802,692	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,593,564	1,597,556	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		2,039,733	2,044,842	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		3,136,452	3,144,308	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		6,654,104	6,670,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		639,843	641,446	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		2,927,678	2,935,012	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,118,403	1,121,205	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		2,117,876	2,123,181	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,300,726	1,303,984	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,205,365	1,208,384	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,572,609	1,576,549	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		4,382,161	4,393,138	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	5.01	04/11/23	05/11/23		1,569,777	1,573,709	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		20,348	20,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		102,230	102,486	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		233,885	234,471	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		23,010	23,068	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		40,784,911	40,864,118	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		416,869	417,913	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		26,369	26,435	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		125,230	125,544	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		21,706	21,761	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01	04/11/23	05/11/23		354,968	355,857	U.S. Government Sponsored Agency Securities	Up to 30 Days

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Citigroup Global Markets, Inc.	5.01%		04/11/23	05/11/23		$161,951	$162,357	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01		04/11/23	05/11/23		31,473	31,552	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01		04/11/23	05/11/23		21,396	21,449	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	5.01		04/11/23	05/11/23		115,416	115,705	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	0.75		04/11/23	05/12/23		315,619	315,744	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.00		04/11/23	05/12/23		119,479	119,731	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		04/11/23	05/12/23		394,200	395,188	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80		04/11/23	05/12/23		937,082	939,456	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80		04/11/23	05/12/23		866,276	868,471	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80		04/11/23	05/12/23		277,469	277,469	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		365,600	366,545	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		899,977	902,305	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		626,850	628,471	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		140,670	141,034	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		412,965	414,033	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		960,937	963,423	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/11/23	05/12/23		153,904	154,302	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		364,170	365,121	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		183,750	184,230	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		1,245,790	1,249,045	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		395,560	396,593	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		463,586	464,797	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		734,500	736,419	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		2,017,500	2,022,771	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		198,575	199,094	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		336,289	337,167	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		205,875	206,413	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/11/23	05/12/23		328,680	328,680	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		163,114	163,544	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		209,715	210,268	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		323,125	323,978	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		671,220	672,991	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		369,000	369,974	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		325,468	326,326	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		440,250	441,412	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		183,750	184,235	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/11/23	05/12/23		498,750	500,066	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		04/11/23	05/12/23		274,050	274,780	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		04/11/23	05/12/23		5,234,040	5,248,266	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	5.12	(b)	04/11/23	Open		3,778,662	3,789,411	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/11/23	Open		1,684,375	1,688,820	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	04/11/23	Open		1,434,694	1,438,799	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.00		04/12/23	05/12/23		1,172,745	1,175,677	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.98	(b)	04/12/23	Open		445,625	446,735	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.10	(b)	04/12/23	Open		1,502,512	1,506,344	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	04/13/23	Open		829,927	831,887	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/13/23	Open		571,106	572,449	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99	(b)	04/13/23	Open		1,542,976	1,546,612	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.09		04/14/23	05/10/23		677,120	678,460	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		04/17/23	05/10/23		98,108	98,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		04/17/23	05/10/23		1,226,452	1,228,667	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	4.89	(b)	04/17/23	Open		356,400	357,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.99	(b)	04/17/23	Open		457,119	457,942	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/17/23	Open		227,500	227,909	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/17/23	Open		359,500	360,147	Corporate Bonds	Open/Demand
BofA Securities, Inc.	(0.25)		04/18/23	05/10/23		381,875	381,867	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.00		04/18/23	05/10/23		246,875	246,916	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		04/18/23	05/10/23		574,469	575,335	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	4.70%		04/18/23	05/10/23		$429,510	$430,210	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75		04/18/23	05/10/23		571,320	572,246	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		04/18/23	05/10/23		590,879	591,834	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85		04/18/23	05/10/23		592,779	593,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		04/18/23	05/10/23		188,703	189,013	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		04/18/23	05/10/23		496,000	496,816	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		04/18/23	05/10/23		183,251	183,544	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		559,125	560,048	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		2,302,500	2,306,242	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		267,520	267,961	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		575,000	575,704	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		2,197,711	2,199,717	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		350,455	351,033	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		429,750	430,470	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		139,750	139,979	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		273,130	273,581	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		04/18/23	05/10/23		585,632	586,599	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05		04/18/23	05/10/23		515,489	516,331	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	5.00	(b)	04/18/23	Open		118,600	118,798	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.00	(b)	04/18/23	Open		647,820	648,900	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.00		04/19/23	05/12/23		127,000	127,155	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.00		04/19/23	05/12/23		112,000	112,137	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.00		04/19/23	05/12/23		134,000	134,164	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80		04/19/23	05/12/23		447,666	448,323	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/19/23	05/12/23		246,814	247,183	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.90		04/19/23	05/12/23		151,050	151,276	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/19/23	05/12/23		575,662	576,542	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/19/23	05/12/23		169,250	169,509	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/19/23	05/12/23		196,563	196,863	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.00	(b)	04/19/23	Open		2,115,969	2,119,201	Capital Trusts	Open/Demand
Barclays Bank PLC	5.00	(b)	04/19/23	Open		1,543,287	1,545,645	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.10	(b)	04/19/23	Open		3,180,000	3,184,955	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	04/19/23	Open		316,975	316,806	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	04/19/23	Open		485,817	486,560	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	04/19/23	Open		1,018,750	1,020,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.87	(b)	04/19/23	Open		344,955	345,468	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.90	(b)	04/19/23	Open		404,325	404,930	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.95	(b)	04/19/23	Open		847,500	848,782	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.99	(b)	04/19/23	Open		309,660	310,132	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.05	(b)	04/19/23	Open		1,193,482	1,195,324	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00	(b)	04/19/23	Open		343,900	344,425	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	5.00	(b)	04/19/23	Open		807,812	809,047	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	04/19/23	Open		494,840	495,599	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	5.02	(b)	04/19/23	Open		186,109	186,394	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.85	(b)	04/19/23	Open		269,775	270,175	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.95	(b)	04/19/23	Open		896,250	897,606	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		395,625	396,227	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		381,381	381,962	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		330,000	330,502	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		244,381	244,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		175,459	175,726	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		1,458,750	1,460,970	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		242,880	243,250	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		737,905	739,028	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		343,750	344,273	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		880,924	882,264	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		626,652	627,606	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		301,760	302,219	Corporate Bonds	Open/Demand

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non‑Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Nomura Securities International, Inc.	4.98	%(b)	04/19/23	Open		$1,681,440	$1,683,999	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		603,419	604,337	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98	(b)	04/19/23	Open		236,538	236,897	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		93,934	94,077	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		166,250	166,504	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		205,450	205,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		213,438	213,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		212,438	212,762	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.00	(b)	04/19/23	Open		414,063	414,695	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	04/19/23	Open		369,325	369,889	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00	(b)	04/19/23	Open		1,060,025	1,061,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.04	(b)	04/20/23	Open		2,643,469	2,647,170	Capital Trusts	Open/Demand
BNP Paribas S.A.	4.90	(b)	04/26/23	Open		608,685	609,016	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.80	(b)	04/26/23	Open		200,313	200,419	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.00	(b)	04/26/23	Open		280,194	280,350	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.00	(b)	04/26/23	Open		187,984	188,088	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	5.00	(b)	04/26/23	Open		153,250	153,335	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.90		04/27/23	05/10/23		204,469	204,469	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		04/27/23	05/10/23		787,837	788,166	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	2.00		04/27/23	05/12/23		603,000	603,100	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95		04/27/23	05/12/23		152,350	152,413	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.98		04/27/23	05/12/23		293,460	293,582	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		185,625	185,702	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		384,375	384,535	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		224,625	224,719	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		421,500	421,676	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		338,750	338,891	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		163,519	163,587	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		364,210	364,362	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		474,250	474,448	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		166,875	166,945	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		558,000	558,232	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		322,711	322,846	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		04/27/23	05/12/23		404,296	404,465	Corporate Bonds	Up to 30 Days
BNP Paribas S.A.	5.05	(b)	04/27/23	Open		1,248,812	1,249,338	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	04/27/23	Open		1,633,316	1,634,017	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	04/27/23	Open		2,406,690	2,407,723	Corporate Bonds	Open/Demand

						$277,342,635	$278,202,502

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
2-Year U.S. Treasury Note	1,274	06/30/23	$262,852	$846,489
5-Year U.S. Treasury Note	1,067	06/30/23	117,320	163,604

				1,010,093

Short Contracts
10-Year Japanese Government Treasury Bonds	27	06/13/23	29,448	(686,442)
10-Year U.S. Treasury Note	741	06/21/23	85,551	(2,146,997)
10-Year U.S. Ultra Long Treasury Note	321	06/21/23	39,072	(1,314,419)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts (continued)
U.S. Long Bond	360	06/21/23	$47,475	$(2,175,647)
Ultra U.S. Treasury Bond	174	06/21/23	24,637	(867,638)

				(7,191,143)

				$(6,181,050)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	224,343	USD	239,236	Natwest Markets PLC	06/14/23	$8,562
EUR	586,000	USD	634,514	JPMorgan Chase Bank N.A.	06/21/23	13,006
USD	11,053	EUR	10,000	Bank of America N.A.	06/21/23	3
USD	29,891	EUR	27,000	BNP Paribas SA	06/21/23	56

USD	284,033	JPY	37,260,000	Deutsche Bank AG	06/21/23	8,479

						30,106

EUR	10,000	USD	11,022	Bank of America N.A.	05/03/23	(3)
USD	243,288	EUR	224,343	Morgan Stanley & Co. International PLC	06/14/23	(4,509)
USD	1,113,617	EUR	1,046,745	Morgan Stanley & Co. International PLC	06/14/23	(42,565)
USD	13,080	EUR	12,000	Bank of America N.A.	06/21/23	(180)
USD	214,773	EUR	196,000	BNP Paribas SA	06/21/23	(1,804)
USD	3,289	EUR	3,000	Deutsche Bank AG	06/21/23	(26)
USD	82,248	EUR	75,000	Deutsche Bank AG	06/21/23	(625)
USD	89,029	EUR	81,000	Deutsche Bank AG	06/21/23	(474)
USD	89,854	EUR	82,000	Deutsche Bank AG	06/21/23	(755)
USD	236,891	EUR	216,000	Deutsche Bank AG	06/21/23	(1,785)
USD	158,992	EUR	146,000	State Street Bank and Trust Co.	06/21/23	(2,335)
USD	393,997	EUR	364,704	Toronto-Dominion Bank	06/21/23	(8,995)
USD	114,834	EUR	106,296	UBS AG	06/21/23	(2,622)
USD	3,890,692	EUR	3,607,000	UBS AG	06/21/23	(94,981)
USD	3,896,711	EUR	3,607,000	UBS AG	06/21/23	(88,963)
USD	1,490,424	GBP	1,241,000	Deutsche Bank AG	06/21/23	(70,808)

						(321,430)

						$(291,324)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 4,140	$(82,793)	$4,147	$(86,940)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD 26,080	(323,654)	(126,603)	(197,051)

					$(406,447)	$(122,456)	$(283,991)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day SOFR, 4.81%	Annual	3.31%	Annual	N/A	12/01/42	USD	1,800	$32,861	$43	$32,818
1-Day SOFR, 4.81%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,000	305,016	92	304,924

								$337,877	$135	$337,742

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD 25,000	$5,071,562	$1,654,766	$3,416,796

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+		EUR	20		$(3,205)	$(239)	$(2,966)
Novafives S.A.S.	5.00	Quarterly	Citibank N.A.	06/20/23	B-		EUR	20		65	(207)	272
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	CCC+		EUR	16		(9,613)	(2,158)	(7,455)
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB		EUR	20		26	(276)	302
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B		EUR	20		1,342	1,520	(178)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-		EUR	20		(1,241)	(646)	(595)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-		EUR	10		(630)	331	(961)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-		EUR	10		(612)	340	(952)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+		EUR	30		3,369	1,997	1,372
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	NR		EUR	38		3,473	1,447	2,026
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	10		(416)	(935)	519
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB		EUR	60		(2,500)	(8,952)	6,452
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+		EUR	9		(2,394)	(1,983)	(411)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	5		(1,439)	(1,173)	(266)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+		EUR	15		(4,044)	(3,297)	(747)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+		EUR	5		(1,174)	(983)	(191)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+		EUR	9		(2,456)	(2,042)	(414)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+		EUR	7		(1,781)	(1,460)	(321)
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	30		(2,493)	(2,174)	(319)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	23		(3,586)	(3,289)	(297)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B		EUR	27		(4,345)	(4,270)	(75)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	BB		EUR	7		(469)	(497)	28
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	10,000		(2,028,624)	(463,924)	(1,564,700)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	5,000		(1,014,313)	(231,694)	(782,619)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-		USD	10,000		(2,028,625)	(229,437)	(1,799,188)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	407		(92,033)	(41,597)	(50,436)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R		USD	2,972		(791,851)	(555,417)	(236,434)

										$(5,989,569)	$(1,551,015)	$(4,438,554)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,282	$(126,603)	$337,742	$(283,991)
OTC Swaps	1,660,401	(1,556,650)	3,427,767	(4,449,525)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,010,093	$—	$1,010,093
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	30,106	—	—	30,106
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	337,742	—	337,742
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	5,088,168	—	—	—	—	5,088,168

	$—	$5,088,168	$—	$30,106	$1,347,835	$—	$6,466,109

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$7,191,143	$—	$7,191,143
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	321,430	—	—	321,430
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	283,991	—	—	—	—	283,991
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	6,006,175	—	—	—	—	6,006,175

	$—	$6,290,166	$—	$321,430	$7,191,143	$—	$13,802,739

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$10,782,294	$—	$10,782,294
Forward foreign currency exchange contracts	—	—	—	(553,928)	—	—	(553,928)
Options purchased(a)	—	(1,073)	—	—	—	—	(1,073)
Options written	—	(2,903)	—	—	—	—	(2,903)
Swaps	—	(961,519)	—	—	1,490,837	—	529,318

	$—	$(965,495)	$—	$(553,928)	$12,273,131	$—	$10,753,708

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(25,995,932)	$—	$(25,995,932)
Forward foreign currency exchange contracts	—	—	—	(396,450)	—	—	(396,450)
Options purchased(b)	—	1,033	—	—	—	—	1,033
Options written	—37		—	—	—	—	37
Swaps	—	264,603	—	—	(1,250,806)	—	(986,203)

	$—	$265,673	$—	$(396,450)	$(27,246,738)	$—	$(27,377,515)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$324,857,398
Average notional value of contracts — short	$249,463,072

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,091,232
Average amounts sold — in USD	$442,386
Options:
Average notional value of swaption contracts purchased	$—	(a)
Average notional value of swaption contracts written	$—	(a)
Credit default swaps:
Average notional value — buy protection	$58,815,000
Average notional value — sell protection	$28,870,181
Interest rate swaps:
Average notional value — pays fixed rate	$26,845,000
Average notional value — receives fixed rate	$26,980,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$868,285	$1,847,379
Forward foreign currency exchange contracts	30,106	321,430
Swaps — centrally cleared	—	26,471
Swaps — OTC(a)	5,088,168	6,006,175

Total derivative assets and liabilities in the Statement of Assets and Liabilities	5,986,559	8,201,455

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(868,285)	(1,873,850)

Total derivative assets and liabilities subject to an MNA	$5,118,274	$6,327,605

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)
Bank of America N.A.	$305	$(305)	$—	$—	$—
Barclays Bank PLC	331	(331)	—	—	—
BNP Paribas SA	56	(56)	—	—	—
Citibank N.A.	272	(272)	—	—	—
Credit Suisse International	3,813	(952)	—	—	2,861
Deutsche Bank AG	5,080,041	(74,473)	—	(5,005,568)	—
JPMorgan Chase Bank N.A.	24,894	(24,894)	—	—	—
Natwest Markets PLC	8,562	—	—	—	8,562

	$5,118,274	$(101,283)	$—	$(5,005,568)	$11,423

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities	(c)(e)

Bank of America N.A.	$10,173	$(305)	$—	$—	$9,868
Barclays Bank PLC	5,078,006	(331)	—	(5,040,000)	37,675
BNP Paribas SA	1,804	(56)	—	—	1,748
Citibank N.A.	1,381	(272)	—	(1,109)	—
Credit Suisse International	952	(952)	—	—	—
Deutsche Bank AG	74,473	(74,473)	—	—	—

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities	(c)(e)

JPMorgan Chase Bank N.A.	$30,181	$(24,894)	$—	$—	$5,287
Morgan Stanley & Co. International PLC	932,739	—	—	(710,000)	222,739
State Street Bank and Trust Co.	2,335	—	—	—	2,335
Toronto-Dominion Bank	8,995	—	—	—	8,995
UBS AG	186,566	—	—	—	186,566

	$6,327,605	$(101,283)	$—	$(5,751,109)	$475,213

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$97,828,298	$1,666,176	$99,494,474
Common Stocks	4,729,091	—	—	4,729,091
Corporate Bonds
Aerospace & Defense	—	21,887,563	—	21,887,563
Automobile Components	—	7,551,687	—	7,551,687
Automobiles	—	10,025,170	—	10,025,170
Banks	—	4,159,712	—	4,159,712
Beverages	—	10,053,481	—	10,053,481
Biotechnology	—	949,102	—	949,102
Broadline Retail	—	191,429	—	191,429
Building Materials	—	2,906,278	—	2,906,278
Building Products	—	5,786,023	—	5,786,023
Capital Markets	—	8,268,008	—	8,268,008
Chemicals	—	10,149,650	—	10,149,650
Commercial Services & Supplies	—	8,432,242	—	8,432,242
Communications Equipment	—	2,615,679	—	2,615,679
Construction Materials	—	560,724	—	560,724
Consumer Discretionary	—	11,321,129	—	11,321,129
Consumer Finance	—	9,889,572	—	9,889,572
Consumer Staples Distribution & Retail	—	5,191,234	—	5,191,234
Containers & Packaging	—	7,159,312	—	7,159,312
Diversified Consumer Services	—	12,096,388	—	12,096,388
Diversified REITs	—	3,434,573	—	3,434,573
Diversified Telecommunication Services	—	12,591,522	—	12,591,522
Education	—	224,655	—	224,655
Electric Utilities	—	4,408,118	—	4,408,118
Electrical Equipment	—	2,009,632	—	2,009,632
Electronic Equipment, Instruments & Components	—	3,216,914	—	3,216,914
Energy Equipment & Services	—	4,513,460	—	4,513,460
Environmental, Maintenance & Security Service	—	4,455,919	—	4,455,919
Financial Services	—	11,327,880	—	11,327,880
Food Products	—	4,540,452	—	4,540,452
Gas Utilities	—	102,451	—	102,451
Ground Transportation	—	2,551,901	—	2,551,901
Health Care Equipment & Supplies	—	2,218,177	—	2,218,177

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Health Care Providers & Services	$—	$11,664,712	$—	$11,664,712
Health Care Technology	—	3,117,663	—	3,117,663
Hotels, Restaurants & Leisure	—	18,972,808	—	18,972,808
Household Durables	—	2,443,194	—	2,443,194
Household Products	—	228,071	—	228,071
Independent Power and Renewable Electricity Producers	—	3,692,199	—	3,692,199
Industrial Conglomerates	—	232,944	—	232,944
Insurance	—	10,784,748	—	10,784,748
Interactive Media & Services	—	798,884	—	798,884
Internet Software & Services	—	5,938,054	—	5,938,054
IT Services	—	5,834,237	—	5,834,237
Leisure Products	—	564,059	—	564,059
Machinery	—	6,288,532	—	6,288,532
Marine Transportation	—	218,873	—	218,873
Media	—	41,568,939	—	41,568,939
Metals & Mining	—	14,899,185	—	14,899,185
Multi-Utilities	—	201,000	—	201,000
Offshore Drilling & Other Services	—	2,179,863	—	2,179,863
Oil, Gas & Consumable Fuels	87,960	68,155,851	1,375,335	69,619,146
Passenger Airlines	—	7,477,960	—	7,477,960
Pharmaceuticals	—	7,233,145	—	7,233,145
Real Estate	—	120,096	—	120,096
Real Estate Management & Development	—	2,885,413	—	2,885,413
Semiconductors & Semiconductor Equipment	—	3,773,497	—	3,773,497
Software	—	13,834,563	—	13,834,563
Specialized REITs	—	603,802	—	603,802
Specialty Retail	—	1,926,256	—	1,926,256
Technology Hardware, Storage & Peripherals	—	745,308	—	745,308
Textiles, Apparel & Luxury Goods	—	497,656	—	497,656
Tobacco	—	2,036,227	—	2,036,227
Transportation Infrastructure	—	3,103,995	—	3,103,995
Utilities	—	1,804,994	—	1,804,994
Wireless Telecommunication Services	—	6,191,443	—	6,191,443
Floating Rate Loan Interests	—	39,106,107	801,831	39,907,938
Foreign Government and Agency Obligations	—	15,408,250	—	15,408,250
Municipal Bonds	—	1,007,925	—	1,007,925
Non-Agency Mortgage-Backed Securities	—	89,956,473	—	89,956,473
Preferred Securities
Capital Trusts	—	21,083,429	—	21,083,429
Preferred Stocks	8,434,226	—	—	8,434,226
U.S. Government Sponsored Agency Securities	—	132,123,798	—	132,123,798
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	8,479,460	—	—	8,479,460
Liabilities
Investments
TBA Sale Commitments	—	(8,124,805)	—	(8,124,805)
Unfunded Floating Rate Loan Interests(a)	—	(11,659)	—	(11,659)

	$21,730,737	$833,186,024	$3,843,342	$858,760,103

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,427,767	$—	$3,427,767
Foreign Currency Exchange Contracts	—	30,106	—	30,106
Interest Rate Contracts	1,010,093	337,742	—	1,347,835
Liabilities
Credit Contracts	—	(4,733,516)	—	(4,733,516)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(321,430)	$—	$(321,430)
Interest Rate Contracts	(7,191,143)	—	—	(7,191,143)

	$(6,181,050)	$(1,259,331)	$—	$(7,440,381)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $278,202,502 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)
April 30, 2023

BIT

ASSETS
Investments, at value — unaffiliated(a)	$858,417,107
Investments, at value — affiliated(b)	8,479,460
Cash	57,508
Cash pledged:
Collateral — reverse repurchase agreements	1,608,393
Collateral — OTC derivatives	5,760,000
Futures contracts	4,667,400
Centrally cleared swaps	1,108,000
Foreign currency, at value(c)	740,606
Receivables:
Investments sold	1,574,658
Reverse repurchase agreements	2,444,718
TBA sale commitments	8,125,137
Dividends — unaffiliated	26,555
Dividends — affiliated	33,601
Interest — unaffiliated	9,266,799
Variation margin on futures contracts	868,285
Swap premiums paid	1,660,401
Unrealized appreciation on:
Forward foreign currency exchange contracts	30,106
OTC swaps	3,427,767
Deferred offering costs	177,734
Other assets	246,763

Total assets	908,720,998

LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	431,093
Collateral — OTC derivatives	5,050,000
TBA sale commitments, at value(d)	8,124,805
Reverse repurchase agreements, at value	278,202,502
Payables:
Investments purchased	49,629,373
Reverse repurchase agreements	1,799,752
Accounting services fees	30,977
Custodian fees	26,549
Interest expense	9,409
Investment advisory fees	1,091,745
Offering costs	66,394
Trustees’ and Officer’s fees	144,785
Other accrued expenses	75,017
Principal payups	160,968
Professional fees	157,812
Transfer agent fees	55,999
Variation margin on futures contracts	1,847,379
Variation margin on centrally cleared swaps	26,471
Swap premiums received	1,556,650
Unrealized depreciation on:
Forward foreign currency exchange contracts	321,430
OTC swaps	4,449,525
Unfunded floating rate loan interests	11,659

Total liabilities	353,270,294

NET ASSETS	$555,450,704

F I N A N C I A L S T A T E M E N T S	45

Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2023

BIT

NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$656,505,815
Accumulated loss	(101,055,111)

NET ASSETS	$555,450,704

Net asset value	$14.72

(a) Investments, at cost — unaffiliated	$918,786,204
(b) Investments, at cost — affiliated	$8,479,460
(c) Foreign currency, at cost	$762,632
(d) Proceeds from TBA sale commitments	$8,125,137
(e) Shares outstanding	37,725,451
(f) Shares authorized	Unlimited
(g) Par value	$0.001
See notes to financial statements.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)
Six Months Ended April 30, 2023

BIT

INVESTMENT INCOME
Dividends — unaffiliated	$227,978
Dividends — affiliated	209,946
Interest — unaffiliated	26,203,882
Other income — unaffiliated	5,976
Foreign taxes withheld	(375)

Total investment income	26,647,407

EXPENSES
Investment advisory	3,365,734
Professional	65,783
Accounting services	56,417
Transfer agent	40,970
Trustees and Officer	25,782
Custodian	23,922
Printing and postage	9,242
Registration	6,425
Miscellaneous	36,073

Total expenses excluding interest expense	3,630,348
Interest expense	6,487,839

Total expenses	10,118,187
Less:
Fees waived and/or reimbursed by the Manager	(3,755)

Total expenses after fees waived and/or reimbursed	10,114,432

Net investment income	16,532,975

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,644,336)
Forward foreign currency exchange contracts	(553,928)
Foreign currency transactions	137,914
Futures contracts	10,782,294
Options written	(2,903)
Swaps	529,318

(9,751,641)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	50,846,180
Forward foreign currency exchange contracts	(396,450)
Foreign currency translations	739
Futures contracts	(25,995,932)
Options written	37
Swaps	(986,203)
Unfunded floating rate loan interests	13,121

23,481,492

Net realized and unrealized gain	13,729,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,262,826

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets

	BIT
	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,532,975		$38,948,323
Net realized gain (loss)	(9,751,641)		5,527,115
Net change in unrealized appreciation (depreciation)	23,481,492		(113,608,350)

Net increase (decrease) in net assets resulting from operations	30,262,826		(69,132,912)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(27,982,395	)(b)	(40,442,459)
Return of capital	—		(15,441,926)

Decrease in net assets resulting from distributions to shareholders	(27,982,395)		(55,884,385)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	618,028		1,178,157

NET ASSETS
Total increase (decrease) in net assets	2,898,459		(123,839,140)
Beginning of period	552,552,245		676,391,385

End of period	$555,450,704		$552,552,245

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Cash Flows (unaudited)
Six Months Ended April 30, 2023

BIT

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$30,262,826
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	615,365,350
Purchases of long-term investments	(586,988,267)
Net proceeds from sales of short-term securities	3,303,453
Amortization of premium and accretion of discount on investments and other fees	(1,921,712)
Net realized loss on investments and options written	20,647,239
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(50,684,451)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(6,411)
Dividends — unaffiliated	113,080
Interest — unaffiliated	36,049
Swaps	582,693
Variation margin on futures contracts	324,940
Variation margin on centrally cleared swaps	63,854
Swap premiums paid	29,348
Prepaid expenses	2,429
Other assets	303,237
Increase (Decrease) in Liabilities
Due to broker	(144,387)
Cash received
Collateral — reverse repurchase agreements	97,901
Collateral — OTC derivatives	200,000
Payables
Swaps	(611,551)
Accounting services fees	(34,524)
Custodian fees	(28,329)
Interest expense	387,993
Investment advisory fees	551,402
Trustees’ and Officer’s fees	2,726
Other accrued expenses	21,737
Professional fees	(72,760)
Transfer agent fees	28,434
Variation margin on futures contracts	1,847,379
Variation margin on centrally cleared swaps	26,471
Swap premiums received	(506,988)

Net cash provided by operating activities	33,199,161

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(27,429,184)
Payments for offering costs	(358)
Decrease in bank overdraft	(1,080)
Net borrowing of reverse repurchase agreements	(13,399,773)

Net cash used for financing activities	(40,830,395)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(12,020)

CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(7,643,254)
Restricted and unrestricted cash and foreign currency at beginning of period	21,585,161

Restricted and unrestricted cash and foreign currency at end of period	$13,941,907

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$6,099,846

NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$618,028

F I N A N C I A L S T A T E M E N T S	49

Statement of Cash Flows (unaudited) (continued)
Six Months Ended April 30, 2023

BIT

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$57,508
Cash pledged
Collateral — reverse repurchase agreements	1,608,393
Collateral — OTC derivatives	5,760,000
Futures contracts	4,667,400
Centrally cleared swaps	1,108,000
Foreign currency at value	740,606

$13,941,907

See notes to financial statements.

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights
(For a share outstanding throughout each period)

	BIT

	Six Months Ended 04/30/23 (unaudited)		Year Ended 10/31/22		Year Ended 10/31/21	Year Ended 10/31/20	(a)	Year Ended 10/31/19	(a)	Year Ended 10/31/18	(a)

Net asset value, beginning of period	$14.66		$17.98		$17.66	$17.28		$18.79		$20.07

Net investment income(b)	0.44		1.03		1.13	1.08		1.18		1.38
Net realized and unrealized gain (loss)	0.36		(2.87)		0.67	0.78		(1.28)		(1.13)

Net increase (decrease) from investment operations	0.80		(1.84)		1.80	1.86		(0.10)		0.25

Distributions(c)
From net investment income	(0.74	)(d)	(1.07)		(1.11)	(0.99)		(1.14)		(1.49)
Return of capital	—		(0.41)		(0.37)	(0.49)		(0.27)		(0.04)

Total distributions		(0.74)	(1.48)		(1.48)	(1.48)		(1.41)		(1.53)

Net asset value, end of period	$14.72		$14.66		$17.98	$17.66		$17.28	(e)	$18.79

Market price, end of period	$14.73		$14.43		$18.90	$15.65		$17.15		$16.25

Total Return(f)
Based on net asset value	5.58	%(g)	(10.47	)%(h)	10.55%	12.68	%(i)	0.00	%(e)(j)	2.18	%(h)

Based on market price	7.33	%(g)	(16.16)%		31.13%	0.61%		14.76%		(4.40)%

Ratios to Average Net Assets(k)
Total expenses	3.65	%(l)	1.99%		1.70%	2.36%		2.89%		2.90%

Total expenses after fees waived and/or reimbursed	3.65	%(l)	1.99%		1.70%	2.19	%(m)	2.89%		2.89%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.31	%(l)	1.34%		1.42%	1.39%		1.35%		1.42%

Net investment income	5.97	%(l)	6.39%		6.14%	6.51%		6.43%		7.17%

Supplemental Data
Net assets, end of period (000)	$555,451		$552,552		$676,391	$662,853		$648,617		$710,832

Borrowings outstanding, end of period (000)	$278,203		$288,231		$386,820	$353,128		$373,345		$376,302

Portfolio turnover rate(n)		68%	112%		75%	101%		32%		38%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on October 31, 2019.

(f)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(i)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 1.38%.
(j)	Amount is greater than (0.005)%.
(k)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(l)	Annualized.
(m)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Trust’s expense ratio. Excluding the payment, the Trust’s total expense ratio would have been 2.36%.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/23 (unaudited	)	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	(a)	Year Ended 10/31/19	(a)	Year Ended 10/31/18	(a)

Portfolio turnover rate (excluding MDRs)	43%		77%	58%	72%		32%		38%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION
BlackRock Multi-Sector Income Trust (BIT) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is registered as a diversified, closed‑end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the net asset value (“NAV”) of its Common Shares on a daily basis.
The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex‑dividend dates. Non‑cash dividends, if any, are recorded on the ex‑dividend dates at fair value. Dividends from foreign securities where the ex‑dividend dates may have passed are subsequently recorded when the Trust is informed of the ex‑dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Trust may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Trust invests. These foreign taxes, if any, are paid by the Trust and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.
The Trust files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trust may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Trust are recorded on the ex‑dividend dates. Subject to the Trust’s managed distribution plan, the Trust intends to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds the Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non‑taxable return of capital.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Trust, which cannot be predicted with any certainty.
Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Trust’s Manager as the valuation designee for the Trust. The Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Trust’s assets and liabilities:

•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open‑end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trust uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s‑length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

	(ii)	recapitalizations and other transactions across the capital structure; and

	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

	(ii)	quoted prices for similar investments or assets in active markets; and

	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

	(iii)	relevant news and other public sources; and

	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

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Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non‑agency mortgage-backed securities are securities issued by non‑governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non‑agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non‑income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non‑investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

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Notes to Financial Statements (unaudited) (continued)

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Trust may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked‑to‑market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Trust had the following unfunded floating rate loan interests:

					Unrealized
			Commitment		Appreciation
Trust Name	Borrower	Par	Amount	Value	(Depreciation)

BIT	AthenaHealth Group, Inc.	$243,630	$239,626	$227,967	$(11,659)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark‑to‑market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non‑cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re‑pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non‑performance.
Mortgage Dollar Roll Transactions: The Trust may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

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Notes to Financial Statements (unaudited) (continued)

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended April 30, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trust were $290,994,484 and 4.50%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re‑pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

		Fair Value of
		Non‑Cash Collateral
	Reverse Repurchase	Pledged Including		Cash Collateral
Counterparty	Agreements	Accrued Interest	(a)	Pledged/Received	(a)	Net Amount

Barclays Bank PLC	$(11,774,715)	$11,529,016		$245,699		$—
Barclays Capital, Inc.	(7,655,043)	7,655,043		—		—
BNP Paribas S.A.	(60,103,441)	60,103,441		—		—
BofA Securities, Inc.	(60,451,484)	60,451,484		—		—
Citigroup Global Markets, Inc.	(42,523,115)	42,523,115		—		—
Credit Agricole Corporate and Investment Bank	(2,162,719)	2,162,719		—		—
HSBC Securities (USA), Inc.	(3,815,894)	3,815,894		—		—
J.P. Morgan Securities LLC	(32,207,690)	32,207,690		—		—
Nomura Securities International, Inc.	(17,910,914)	17,910,914		—		—
RBC Capital Markets LLC	(28,435,338)	28,435,338		—		—
TD Securities (USA) LLC	(11,162,149)	11,162,149		—		—

	$(278,202,502)	$277,956,803		$245,699		$—

(a)
Collateral with a value of $318,989,862 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS
The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over‑the‑counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trust are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked‑to‑market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non‑deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options: The Trust may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trust writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Trust writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•
Swaptions — The Trust may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trust’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trust purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trust and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trust’s counterparty on the swap. The Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Trust may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trust will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trust will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark‑to‑market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non‑cash collateral pledged by the Trust, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trust. Any additional required collateral is delivered to/pledged by the Trust on the next business day. Typically, the counterparty is not permitted to sell, re‑pledge or use cash and non‑cash collateral it receives. The Trust generally agrees not to use non‑cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trust from the counterparties are not fully collateralized, the Trust bears the risk of loss from counterparty non‑performance. Likewise, to the extent the Trust has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trust does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Trust.
For such services, the Trust pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Trust’s managed assets.
The Manager entered into a sub‑advisory agreement with BlackRock (Singapore) Limited (“BSL”) and BlackRock International Limited (“BIL”) (collectively, the “Sub‑Advisers”), each an affiliate of the Manager. The Manager pays BSL and BIL, for services they provide for that portion of the Trust for which BSL and BIL, as applicable, acts as sub‑adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Trust to the Manager.
Distribution Fees: BIT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BIT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BIT’s common shares and a portion of such commission is re‑allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended April 30, 2023 amounted to $0.
Expense Waivers: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Trust. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2023, the amount waived was $3,755.

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Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trust’s Independent Trustees. For the six months ended April 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES
For the six months ended April 30, 2023, purchases and sales of investments, including paydowns/payups, excluding short-term securities, were $581,034,564 and $607,886,746, respectively.
For the six months ended April 30, 2023, purchases and sales related to mortgage dollar rolls were $215,732,143 and $215,761,321, respectively.

8.	INCOME TAX INFORMATION
It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trust as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trust’s financial statements.
As of October 31, 2022, the Trust had non‑expiring capital loss carryforwards available to offset future realized capital gains of $4,845,913.
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Trust Name	Tax Cost	Appreciation	Depreciation	(Depreciation)

BIT	$914,296,011	$30,262,342	$(85,101,835)	$(54,839,493)

9.	PRINCIPAL RISKS
In the normal course of business, the Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject the Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments.
The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID‑19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Trust may invest in illiquid investments. An illiquid investment is any investment that the Trust reasonably expects cannot be sold or disposed of in current market

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Notes to Financial Statements (unaudited) (continued)

conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Trust may lose value, regardless of the individual results of the securities and other instruments in which the Trust invests.
The price the Trust could receive upon the sale of any particular portfolio investment may differ from the Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Trust, and the Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.
A derivative contract may suffer a mark‑to‑market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Trust’s portfolio are disclosed in its Schedule of Investments.
The Trust invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trust’s performance.
The Trust invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non‑payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trust invests.
The Trust invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Trust concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
LIBOR Transition Risk: The Trust may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback

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Notes to Financial Statements (unaudited) (continued)

mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Trust is uncertain.

10.	CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Trust Name	04/30/23	10/31/22

BIT	39,531	74,296

The Trust participates in an open market share repurchase program (the “Repurchase Program”). From December 1, 2021 through November 30, 2022, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2021, subject to certain conditions. From December 1, 2022 through November 30, 2023, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trust will purchase shares in any particular amounts. For the six months ended April 30, 2023, the Trust did not repurchase any shares.
The Trust has filed a prospectus with the SEC allowing it to issue an additional 15,000,000 Common Shares, through an equity Shelf Offering. Under the Shelf Offering, the Trust, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 15,000,000 Common Shares remain available for issuance under the Shelf Offering. For the six months ended April 30, 2023, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by the Trust in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statement of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid‑in‑capital. Any remaining deferred charges at the end of the shelf offering period will be charged to expense.

11.	SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trust declared and paid or will pay distributions to Common Shareholders as follows:

	Declaration	Record	Payable/	Dividend Per
Trust Name	Date	Date	Paid Date	Common Share

BIT	05/01/23	05/15/23	05/31/23	$0.123700
	06/01/23	06/15/23	06/30/23	0.123700

On June 1, 2023, the Board approved a change in the fiscal year end of the Trust, effective as of December 31, 2023, from October 31 to December 31.

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Additional Information

Trust Certification
The Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although a Trust does not seek to implement a specific sustainability strategy unless otherwise disclosed, Trust management will consider ESG characteristics as part of the investment process for actively managed Trusts. These considerations will vary depending on a Trust’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Trust management will consider such ESG characteristics it deems relevant or additive, if any, when making investment decisions for a Trust. The ESG characteristics utilized in a Trust’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Trust. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Trust may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Trust’s exposure to certain companies or industries and a Trust may forego certain investment opportunities. While Trust management views ESG considerations as having the potential to contribute to a Trust’s long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
The Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, the Trust employs a managed distribution plan (the “Plan”), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trust.
The distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year‑end of the Trust and is reported in the Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital. The Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non‑taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed the Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
BIT’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800)‑882‑0052.
The following information is a summary of certain changes since October 31, 2022. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Except if noted otherwise herein, there were no changes to the Trust’s charter or by‑laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e‑mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:

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Additional Information  (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trust will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e‑3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882‑0052.
Availability of Quarterly Schedule of Investments
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N‑PORT. The Trust’s Form N‑PORT is available on the SEC’s website at sec.gov. Additionally, the Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12‑month period ended June 30 is available without charge, upon request (1) by calling (800) 882‑0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed‑end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, the Trust may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, the Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow the Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
On May 3, 2022, the Trust filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus of the Trust are not offers to sell the Trust’s Common Shares or solicitations of an offer to buy the Trust’s Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of the Trust contains important information about the Trust, including its investment objectives, risks, charges and expenses. Investors are urged to read the prospectus of the Trust carefully and in its entirety before investing. Copies of the final prospectus for the Trust can be obtained from BlackRock at blackrock.com.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non‑public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non‑public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non‑affiliated third parties any non‑public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non‑affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non‑public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non‑public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Additional Information  (continued)

Trust and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub‑Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTA	Month Treasury Average

PCL	Public Company Limited

PIK	Payment‑in‑Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

TBA	To‑Be‑Announced

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
BIT‑04/23‑SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies– Not Applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

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(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May, 20091

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: June 21, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: June 21, 2023

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